UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.           Schedule of Investments

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks – 62.0%
CONSUMER DISCRETIONARY – 6.8%
Household Durables – 0.5%
	Sony Corp., ADR	20,300	1,095,591
Household Durables Total			1,095,591
Media – 1.7%
	News Corp., Class A	86,600	1,824,662
	Omnicom Group, Inc.	36,800	1,794,000
Media Total			3,618,662
Multiline Retail – 1.3%
	Nordstrom, Inc.	27,400	918,996
	Target Corp.	34,000	2,042,040
Multiline Retail Total			2,961,036
Specialty Retail – 0.8%
	American Eagle Outfitters, Inc.	42,300	968,247
	Urban Outfitters, Inc. (a)	27,000	707,400
Specialty Retail Total			1,675,647
Textiles, Apparel & Luxury Goods – 2.5%
	Coach, Inc. (a)	42,500	1,578,450
	CROCS, Inc. (a)	19,600	764,988
	NIKE, Inc., Class B	32,900	2,159,885
	Polo Ralph Lauren Corp.	15,200	1,048,496
Textiles, Apparel & Luxury Goods Total			5,551,819
CONSUMER DISCRETIONARY TOTAL			14,902,755
CONSUMER STAPLES – 5.8%
Beverages – 1.6%
	Coca-Cola Co.	58,040	3,604,284
Beverages Total			3,604,284
Food & Staples Retailing – 0.6%
	Safeway, Inc.	36,200	1,259,760
Food & Staples Retailing Total			1,259,760
Household Products – 1.1%
	Colgate-Palmolive Co.	31,430	2,516,914
Household Products Total			2,516,914
Personal Products – 1.5%
	Avon Products, Inc.	39,400	1,617,370
	Herbalife Ltd.	38,100	1,595,247
Personal Products Total			3,212,617

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.0%
	Altria Group, Inc.	27,000	2,094,120
Tobacco Total			2,094,120
CONSUMER STAPLES TOTAL			12,687,695
ENERGY – 6.8%
Energy Equipment & Services – 2.4%
	Halliburton Co.	57,600	2,108,736
	Transocean, Inc. (a)	13,420	1,842,426
	Weatherford International Ltd. (a)	19,300	1,208,566
Energy Equipment & Services Total			5,159,728
Oil, Gas & Consumable Fuels – 4.4%
	Anadarko Petroleum Corp.	23,800	1,347,080
	Apache Corp.	24,500	2,371,355
	ConocoPhillips	46,900	3,753,876
	Devon Energy Corp.	26,670	2,208,543
Oil, Gas & Consumable Fuels Total			9,680,854
ENERGY TOTAL			14,840,582
FINANCIALS – 11.9%
Capital Markets – 4.8%
	Affiliated Managers Group, Inc. (a)	11,300	1,404,025
	Charles Schwab Corp.	75,847	1,843,841
	Goldman Sachs Group, Inc.	7,100	1,609,144
	Lehman Brothers Holdings, Inc.	26,100	1,634,643
	State Street Corp.	29,800	2,380,722
	UBS AG, Registered Shares	34,000	1,716,320
Capital Markets Total			10,588,695
Commercial Banks – 0.4%
	Wachovia Corp.	18,700	804,100
Commercial Banks Total			804,100
Consumer Finance – 1.1%
	American Express Co.	40,805	2,406,679
Consumer Finance Total			2,406,679
Diversified Financial Services – 2.0%
	Citigroup, Inc.	33,333	1,109,989
	JPMorgan Chase & Co.	70,980	3,238,108
Diversified Financial Services Total			4,348,097
Insurance – 3.6%
	American International Group, Inc.	12,850	746,970
	Berkshire Hathaway, Inc., Class B (a)	876	4,108,440
	Principal Financial Group, Inc.	17,500	1,146,075

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Unum Group	71,500	1,776,060
Insurance Total			7,777,545
FINANCIALS TOTAL			25,925,116
HEALTH CARE – 9.4%
Biotechnology – 0.5%
	Genentech, Inc. (a)	13,400	1,021,750
Biotechnology Total			1,021,750
Health Care Equipment & Supplies – 2.3%
	Baxter International, Inc.	45,200	2,706,124
	Covidien Ltd.	58,325	2,339,416
Health Care Equipment & Supplies Total			5,045,540
Health Care Providers & Services – 2.1%
	Cardinal Health, Inc.	19,500	1,180,725
	Laboratory Corp. of America Holdings (a)	27,400	1,991,158
	McKesson Corp.	20,730	1,383,313
Health Care Providers & Services Total			4,555,196
Life Sciences Tools & Services – 1.0%
	Thermo Fisher Scientific, Inc. (a)	38,630	2,226,633
Life Sciences Tools & Services Total			2,226,633
Pharmaceuticals – 3.5%
	Abbott Laboratories	61,599	3,542,558
	Johnson & Johnson	50,400	3,414,096
	Wyeth	16,500	810,150
Pharmaceuticals Total			7,766,804
HEALTH CARE TOTAL			20,615,923
INDUSTRIALS – 5.9%
Aerospace & Defense – 0.9%
	Honeywell International, Inc.	34,690	1,964,148
Aerospace & Defense Total			1,964,148
Airlines – 0.4%
	Northwest Airlines Corp. (a)	41,600	756,288
Airlines Total			756,288
Commercial Services & Supplies – 0.3%
	Manpower, Inc.	11,800	720,980
Commercial Services & Supplies Total			720,980
Industrial Conglomerates – 3.4%
	General Electric Co.	129,400	4,954,726
	Tyco International Ltd.	58,725	2,356,634
Industrial Conglomerates Total			7,311,360

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.9%
	Union Pacific Corp.	16,360	2,063,650
Road & Rail Total			2,063,650
INDUSTRIALS TOTAL			12,816,426
INFORMATION TECHNOLOGY – 12.7%
Communications Equipment – 2.3%
	Nokia Oyj, ADR	80,700	3,173,931
	QUALCOMM, Inc.	42,400	1,729,072
Communications Equipment Total			4,903,003
Computers & Peripherals – 1.2%
	Hewlett-Packard Co.	52,500	2,685,900
Computers & Peripherals Total			2,685,900
Electronic Equipment & Instruments – 0.9%
	Tyco Electronics Ltd.	49,625	1,855,479
Electronic Equipment & Instruments Total			1,855,479
Internet Software & Services – 3.9%
	Akamai Technologies, Inc. (a)	15,100	574,706
	eBay, Inc. (a)	38,400	1,287,552
	Google, Inc., Class A (a)	6,000	4,158,000
	VeriSign, Inc. (a)	63,200	2,584,880
Internet Software & Services Total			8,605,138
IT Services – 0.4%
	Western Union Co.	37,600	849,760
IT Services Total			849,760
Software – 4.0%
	Microsoft Corp.	174,090	5,849,424
	Oracle Corp. (a)	113,075	2,281,853
	THQ, Inc. (a)	27,400	669,930
Software Total			8,801,207
INFORMATION TECHNOLOGY TOTAL			27,700,487
MATERIALS – 0.8%
Metals & Mining – 0.8%
	Alcoa, Inc.	49,300	1,793,041
Metals & Mining Total			1,793,041
MATERIALS TOTAL			1,793,041
TELECOMMUNICATION SERVICES – 1.2%
Diversified Telecommunication Services – 0.9%
	Verizon Communications, Inc.	44,600	1,927,166
Diversified Telecommunication Services Total			1,927,166

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.3%
	NII Holdings, Inc. (a)	14,100	777,756
Wireless Telecommunication Services Total			777,756
TELECOMMUNICATION SERVICES TOTAL			2,704,922
UTILITIES – 0.7%
Electric Utilities – 0.7%
	Duke Energy Corp.	78,000	1,543,620
Electric Utilities Total			1,543,620
UTILITIES TOTAL			1,543,620

	Total Common Stocks (cost of $109,510,565)		135,530,567

		Par ($)
Mortgage-Backed Securities – 10.9%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/18	1,078,712	1,093,719
	5.500% 07/01/19	278,834	282,344
	5.500% 07/01/21	396,696	401,046
	5.500% 08/01/21	72,725	73,522
	5.500% 08/01/35	1,412,214	1,413,402
	6.000% 03/01/17	79,060	80,875
	6.000% 04/01/17	495,869	507,255
	6.000% 05/01/17	270,713	276,928
	6.000% 08/01/17	157,644	161,264
	6.500% 08/01/32	155,897	161,142
	6.500% 08/01/36	294,415	302,781
Federal National Mortgage Association
	5.000% 05/01/37	926,886	908,529
	5.000% 06/01/37	2,932,504	2,874,170
	5.000% 07/01/37	1,371,737	1,344,450
	5.500% 04/01/36	2,161,424	2,165,464
	5.500% 05/01/36	80,512	80,663
	5.500% 11/01/36	2,863,975	2,869,328
	5.697% 07/01/32(b)	393,750	399,130
	6.000% 09/01/36	679,265	690,491
	6.000% 10/01/36	1,645,252	1,672,443
	6.000% 07/01/37	203,536	206,888
	6.000% 08/01/37	749,205	761,541
	6.000% 09/01/37	746,466	758,757
	6.500% 03/01/37	418,902	430,859

5

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 05/01/37	722,821	743,454
	6.500% 06/01/37	1,009,136	1,037,942
	6.500% 08/01/37	583,183	599,830
	6.500% 11/01/37	1,263,000	1,299,053
Government National Mortgage Association
	7.000% 10/15/31	65,536	69,445
	7.000% 04/15/32	61,479	65,150
	7.000% 05/15/32	74,169	78,597

	Total Mortgage-Backed Securities (cost of $23,418,908)		23,810,462
Corporate Fixed-Income Bonds & Notes – 9.9%
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
Huntsman International LLC
	7.875% 11/15/14	105,000	112,612
Lyondell Chemical Co.
	8.000% 09/15/14	15,000	16,988
	8.250% 09/15/16	85,000	99,663
Chemicals Total			229,263
Forest Products & Paper – 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	100,000	94,250
Weyerhaeuser Co.
	7.375% 03/15/32	225,000	226,030
Forest Products & Paper Total			320,280
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	100,000	108,000
Vale Overseas Ltd.
	6.875% 11/21/36	200,000	207,902
Metals & Mining Total			315,902
BASIC MATERIALS TOTAL			865,445
COMMUNICATIONS – 1.6%
Media – 0.7%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
	10.250% 09/15/10	100,000	98,750
Comcast Corp.
	7.050% 03/15/33	375,000	397,575

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
CSC Holdings, Inc.
	7.625% 04/01/11	100,000	98,000
EchoStar DBS Corp.
	6.625% 10/01/14	105,000	106,312
Lamar Media Corp.
	7.250% 01/01/13	95,000	93,813
News America, Inc.
	6.550% 03/15/33	275,000	276,418
R.H. Donnelley Corp.
	8.875% 10/15/17(c)	105,000	98,962
Time Warner Cable, Inc.
	6.550% 05/01/37	250,000	248,110
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(c)	120,000	111,600
Viacom, Inc.
	6.125% 10/05/17	75,000	74,485
Media Total			1,604,025
Telecommunication Services – 0.9%
AT&T, Inc.
	5.100% 09/15/14	225,000	222,221
Citizens Communications Co.
	7.875% 01/15/27	120,000	115,200
Intelsat Bermuda Ltd.
	9.250% 06/15/16	100,000	101,875
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	258,519
Qwest Communications International, Inc.
	7.500% 02/15/14	110,000	109,175
Sprint Capital Corp.
	6.875% 11/15/28	200,000	187,726
Telecom Italia Capital SA
	7.200% 07/18/36	200,000	216,469
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	308,828
Vodafone Group PLC
	5.000% 12/16/13	300,000	296,800

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16	100,000	103,750
Telecommunication Services Total			1,920,563
COMMUNICATIONS TOTAL			3,524,588
CONSUMER CYCLICAL – 0.8%
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	105,000	105,394
Apparel Total			105,394
Auto Manufacturers – 0.0%
General Motors Corp.
	8.375% 07/15/33	115,000	95,450
Auto Manufacturers Total			95,450
Entertainment – 0.1%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(c)	130,000	130,000
Entertainment Total			130,000
Home Builders – 0.0%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	25,000	16,375
	6.375% 12/15/14	25,000	17,500
KB Home
	5.875% 01/15/15	60,000	51,750
Home Builders Total			85,625
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	225,000	167,625
Marriott International, Inc.
	5.625% 02/15/13	175,000	177,299
MGM Mirage
	7.500% 06/01/16	100,000	98,250
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(c)	65,000	60,125
Station Casinos, Inc.
	6.875% 03/01/16	40,000	31,850
Lodging Total			535,149
Retail – 0.4%
CVS Caremark Corp.
	5.750% 06/01/17	200,000	201,160

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Home Depot, Inc.
	5.875% 12/16/36	175,000	148,222
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	230,000	214,926
Wal-Mart Stores, Inc.
	4.125% 07/01/10	300,000	301,374
Retail Total			865,682
CONSUMER CYCLICAL TOTAL			1,817,300
CONSUMER NON-CYCLICAL – 0.9%
Beverages – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	100,000	91,500
Diageo Capital PLC
	4.375% 05/03/10	200,000	199,974
Beverages Total			291,474
Commercial Services – 0.0%
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	65,000	57,200
Commercial Services Total			57,200
Food – 0.5%
ConAgra Foods, Inc.
	6.750% 09/15/11	160,000	169,787
Kraft Foods, Inc.
	6.500% 08/11/17	245,000	256,806
Kroger Co.
	6.200% 06/15/12	400,000	421,709
Smithfield Foods, Inc.
	7.750% 07/01/17	110,000	106,700
Food Total			955,002
Healthcare Services – 0.1%
HCA, Inc.
	9.250% 11/15/16	25,000	25,875
	PIK,
	9.625% 11/15/16	75,000	78,000
Tenet Healthcare Corp.
	9.875% 07/01/14	100,000	94,250
Healthcare Services Total			198,125

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	175,000	166,213
Household Products/Wares Total			166,213
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	220,000	225,268
Pharmaceuticals Total			225,268
CONSUMER NON-CYCLICAL TOTAL			1,893,282
ENERGY – 0.9%
Oil & Gas – 0.6%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	250,750
Chesapeake Energy Corp.
	6.375% 06/15/15	100,000	96,000
KCS Energy, Inc.
	7.125% 04/01/12	100,000	96,250
Nexen, Inc.
	5.875% 03/10/35	225,000	209,612
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	231,898
Valero Energy Corp.
	6.875% 04/15/12	275,000	296,464
Oil & Gas Total			1,180,974
Pipelines – 0.3%
Energy Transfer Partners LP
	6.625% 10/15/36	200,000	194,839
MarkWest Energy Partners LP
	8.500% 07/15/16	100,000	100,250
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	245,000	235,127
Williams Companies, Inc.
	8.125% 03/15/12	130,000	141,700
Pipelines Total			671,916
ENERGY TOTAL			1,852,890
FINANCIALS – 3.7%
Banks – 1.1%
Capital One Financial Corp.
	5.500% 06/01/15	325,000	297,303
Marshall & Ilsley Corp.
	4.375% 08/01/09	700,000	701,199

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
PNC Funding Corp.
	5.625% 02/01/17	240,000	236,999
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	200,000	187,308
USB Capital IX
	6.189% 04/15/49(b)	375,000	361,556
Wachovia Corp.
	4.875% 02/15/14	300,000	288,599
Wells Fargo & Co.
	5.125% 09/01/12	325,000	329,005
Banks Total			2,401,969
Diversified Financial Services – 2.0%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	280,000	258,367
American General Finance Corp.
	5.375% 09/01/09	375,000	380,829
CDX North America High Yield
	8.750% 12/29/12(c)	200,000	196,750
CIT Group, Inc.
	6.100% 03/15/67(b)	100,000	72,543
Citigroup, Inc.
	5.000% 09/15/14	225,000	216,006
Ford Motor Credit Co.
	7.375% 02/01/11	100,000	91,203
General Electric Capital Corp.
	5.000% 01/08/16	295,000	294,662
General Motors Acceptance Corp.
	8.000% 11/01/31	135,000	114,542
Goldman Sachs Group, Inc.
	6.345% 02/15/34	370,000	328,554
HSBC Finance Corp.
	5.000% 06/30/15	650,000	620,936
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	425,000	392,488
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	275,000	277,385
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(c)	105,000	104,475
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	250,000	253,884

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Morgan Stanley
	4.750% 04/01/14	400,000	381,375
Residential Capital LLC
	8.000% 04/17/13	200,000	129,500
SLM Corp.
	5.375% 05/15/14	225,000	198,612
Diversified Financial Services Total			4,312,111
Insurance – 0.2%
Metlife, Inc.
	6.400% 12/15/36	205,000	188,434
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	228,842
Insurance Total			417,276
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	200,000	205,510
Simon Property Group LP
	5.750% 12/01/15	250,000	246,232
Real Estate Investment Trusts (REITs) Total			451,742
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.200% 01/15/10	430,000	393,485
Savings & Loans Total			393,485
FINANCIALS TOTAL			7,976,583
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	105,000	103,950
Aerospace & Defense Total			103,950
Environmental Control – 0.0%
Allied Waste North America, Inc.
	7.125% 05/15/16	100,000	99,750
Environmental Control Total			99,750
Machinery – 0.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	225,000	224,629
Machinery Total			224,629
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(c)	105,000	102,900
Miscellaneous Manufacturing Total			102,900

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	100,000	102,000
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	80,400
Packaging & Containers Total			182,400
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	185,000	183,997
Union Pacific Corp.
	3.875% 02/15/09	500,000	495,711
Transportation Total			679,708
INDUSTRIALS TOTAL			1,393,337
TECHNOLOGY – 0.0%
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	100,000	87,250
Semiconductors Total			87,250
TECHNOLOGY TOTAL			87,250
UTILITIES – 1.0%
Electric – 0.7%
AES Corp.
	8.000% 10/15/17(c)	105,000	104,475
Commonwealth Edison Co.
	5.950% 08/15/16	325,000	332,310
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	273,812
NRG Energy, Inc.
	7.250% 02/01/14	15,000	14,663
	7.375% 02/01/16	105,000	102,900
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	162,440
Progress Energy, Inc.
	7.750% 03/01/31	250,000	291,916
Southern California Edison Co.
	5.000% 01/15/14	275,000	274,441
Electric Total			1,556,957
Gas – 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	210,000	218,858

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Sempra Energy
	4.750% 05/15/09	375,000	374,426
Gas Total			593,284
UTILITIES TOTAL			2,150,241

	Total Corporate Fixed-Income Bonds & Notes (cost of $21,963,023)		21,560,916
Government & Agency Obligations – 5.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
United Mexican States
	7.500% 04/08/33	250,000	301,250
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			301,250
U.S. GOVERNMENT AGENCIES – 2.4%
Federal Home Loan Bank
	5.500% 08/13/14	1,090,000	1,167,849
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,410,000	1,479,968
Federal National Mortgage Association
	5.250% 08/01/12	2,400,000	2,510,299
U.S. GOVERNMENT AGENCIES TOTAL			5,158,116
U.S. GOVERNMENT OBLIGATIONS – 3.3%
U.S. Treasury Bonds
	5.375% 02/15/31	1,337,000	1,519,793
	7.250% 05/15/16	1,350,000	1,668,517
U.S. Treasury Notes
	3.875% 02/15/13	4,035,000	4,115,700
U.S. GOVERNMENT OBLIGATIONS TOTAL			7,304,010

	Total Government & Agency Obligations (cost of $12,094,917)		12,763,376
Collateralized Mortgage Obligations – 5.3%
AGENCY – 2.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,820,000	1,796,810
	4.000% 10/15/18	1,900,000	1,809,349
	4.500% 10/15/18	1,228,010	1,222,890

14

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.500% 08/15/28	720,000	714,046
AGENCY TOTAL			5,543,095
NON - AGENCY – 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
	5.481% 02/25/47(b)	1,366,911	1,370,657
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34	958,717	953,616
Lehman Mortgage Trust
	6.500% 01/25/38	742,000	751,739
SACO I, Inc.
	(d) 09/25/24	9,118	9,112
Structured Asset Securities Corp.
	5.500% 05/25/33	630,089	626,552
	5.500% 07/25/33	884,663	838,053
WaMu Mortgage Pass-Through Certificates
	5.718% 02/25/37(b)	1,376,250	1,384,000
NON - AGENCY TOTAL			5,933,729

	Total Collateralized Mortgage Obligations (cost of $11,553,120)		11,476,824
Commercial Mortgage-Backed Securities – 3.2%
Bear Stearns Commercial Mortgage Securities
	5.624% 03/11/39(b)	760,000	742,291
	5.449% 12/11/40(b)	500,000	484,130
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	975,000	968,024
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.857% 10/12/35	1,500,000	1,542,774
	5.447% 06/12/47	791,000	789,155
	4.780% 07/15/42	1,350,000	1,258,639
	5.525% 04/15/43(b)	1,122,000	1,092,577
Nationslink Funding Corp.
	6.888% 11/10/30	177,324	177,045

	Total Commercial Mortgage-Backed Securities (cost of $7,235,269)		7,054,635

15

		Par ($)	Value ($)
Asset-Backed Securities – 0.9%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	325,965	324,687
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	70,282	70,074
IMC Home Equity Loan Trust
	7.310% 11/20/28	1,025,632	1,022,316
	7.520% 08/20/28	661,790	659,832

	Total Asset-Backed Securities (cost of $2,071,306)		2,076,909
Short-Term Obligation – 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due on 12/03/07, at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 09/18/09, market value $4,145,625 (repurchase proceeds $4,064,520)	4,063,000	4,063,000

	Total Short-Term Obligation (cost of $4,063,000)		4,063,000

16

Total Investments – 99.9% (cost of $191,910,108)(e)(f)	218,336,689

Other Assets & Liabilities, Net – 0.1%	156,131

Net Assets – 100.0%	218,492,820

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $1,224,854, which represents 0.6% of net assets.

(d)	Zero coupon bond.

(e)	Cost for federal income tax purposes is $191,961,116.

(f)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,969,428	$(2,593,855)	$26,375,573

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind

17

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 97.8%
BASIC MATERIALS – 8.2%
Chemicals – 4.1%
Agricultural Chemicals – 0.6%
Mosaic Co.
	7.625% 12/01/16(a)	4,440,000	4,750,800
			4,750,800
Chemicals-Diversified – 2.9%
Huntsman International LLC
	6.875% 11/15/13(a)	1,975,000	2,939,891
	7.875% 11/15/14	3,830,000	4,107,675
Lyondell Chemical Co.
	6.875% 06/15/17	2,910,000	3,302,850
	8.000% 09/15/14	2,615,000	2,961,488
	8.250% 09/15/16	3,740,000	4,385,150
NOVA Chemicals Corp.
	6.500% 01/15/12	3,610,000	3,384,375
			21,081,429
Chemicals-Specialty – 0.6%
Chemtura Corp.
	6.875% 06/01/16	4,600,000	4,232,000
			4,232,000
Chemicals Total			30,064,229
Forest Products & Paper – 1.5%
Paper & Related Products – 1.5%
Cascades, Inc.
	7.250% 02/15/13	3,920,000	3,684,800
Domtar Corp.
	7.125% 08/15/15	3,840,000	3,705,600
Georgia-Pacific Corp.
	8.000% 01/15/24	3,815,000	3,595,637
			10,986,037
Forest Products & Paper Total			10,986,037
Iron/Steel – 0.8%
Steel-Producers – 0.8%
Russel Metals, Inc.
	6.375% 03/01/14	6,410,000	5,993,350
			5,993,350
Iron/Steel Total			5,993,350

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 1.8%
Diversified Minerals – 0.9%
FMG Finance Ltd.
	10.625% 09/01/16(a)	5,885,000	6,767,750
			6,767,750
Metal-Diversified – 0.9%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	6,375,000	6,885,000
			6,885,000
Metals & Mining Total			13,652,750
BASIC MATERIALS TOTAL			60,696,366
COMMUNICATIONS – 17.7%
Advertising – 0.3%
Advertising Services – 0.3%
Penton Media
	7.234% 02/01/13	1,935,484	1,778,226
	7.448% 02/01/13	54,516	50,087
			1,828,313
Advertising Total			1,828,313
Media – 8.8%
Broadcast Services/Programs – 1.0%
Clear Channel Communications, Inc.
	4.900% 05/15/15	4,085,000	3,091,087
Liberty Media LLC
	8.250% 02/01/30	4,745,000	4,532,300
			7,623,387
Cable TV – 4.2%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
	10.250% 09/15/10	4,620,000	4,562,250
CSC Holdings, Inc.
	7.625% 04/01/11	4,485,000	4,395,300
	7.625% 07/15/18	1,725,000	1,569,750
DirecTV Holdings LLC
	6.375% 06/15/15	5,835,000	5,645,362
	8.375% 03/15/13	3,619,000	3,754,713
EchoStar DBS Corp.
	6.625% 10/01/14	8,080,000	8,181,000
	7.000% 10/01/13	3,000,000	3,105,000
			31,213,375

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – 1.6%
Lamar Media Corp.
	7.250% 01/01/13	6,163,000	6,085,962
Quebecor Media, Inc.
	7.750% 03/15/16(a)	980,000	913,850
	7.750% 03/15/16	4,765,000	4,443,363
			11,443,175
Publishing-Periodicals – 1.5%
Idearc, Inc.
	8.000% 11/15/16	3,190,000	2,982,650
R.H. Donnelley Corp.
	8.875% 10/15/17(a)	8,550,000	8,058,375
			11,041,025
Television – 0.5%
Univision
	1.000% 09/29/14(c)	4,000,000	3,663,332
			3,663,332
Media Total			64,984,294
Telecommunication Services – 8.6%
Cellular Telecommunications – 1.8%
Alltel Wireless
	7.593% 05/15/15	4,000,000	3,828,332
Nextel Communications, Inc.
	7.375% 08/01/15	9,295,000	9,150,416
			12,978,748
Satellite Telecommunications – 0.5%
Intelsat Bermuda Ltd.
	9.250% 06/15/16	3,760,000	3,830,500
			3,830,500
Telecommunication Equipment – 0.8%
Lucent Technologies, Inc.
	6.450% 03/15/29	7,325,000	5,896,625
			5,896,625
Telecommunication Services – 0.4%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	3,090,000	3,159,525
			3,159,525
Telephone-Integrated – 5.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15	3,690,000	3,477,825

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Citizens Communications Co.
	7.875% 01/15/27	6,675,000	6,408,000
Qwest Corp.
	7.500% 10/01/14	1,775,000	1,797,188
	7.500% 06/15/23	4,890,000	4,645,500
	8.875% 03/15/12	11,665,000	12,525,294
Windstream Corp.
	7.000% 03/15/19	5,205,000	4,931,737
	8.625% 08/01/16	4,100,000	4,253,750
			38,039,294
Telecommunication Services Total			63,904,692
COMMUNICATIONS TOTAL			130,717,299
CONSUMER CYCLICAL – 13.5%
Apparel – 1.0%
Apparel Manufacturers – 1.0%
Levi Strauss & Co.
	9.750% 01/15/15	3,570,000	3,583,388
Phillips-Van Heusen Corp.
	7.250% 02/15/11	3,455,000	3,455,000
			7,038,388
Apparel Total			7,038,388
Auto Parts & Equipment – 2.1%
Auto/Truck Parts & Equipment-Original – 1.2%
Accuride Corp.
	8.500% 02/01/15	3,555,000	3,057,300
ArvinMeritor, Inc.
	8.125% 09/15/15	2,465,000	2,156,875
TRW Automotive, Inc.
	7.000% 03/15/14(a)	4,090,000	3,824,150
			9,038,325
Auto/Truck Parts & Equipment-Replacement – 0.4%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	3,065,000	2,758,500
			2,758,500

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – 0.5%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	1,055,000	1,102,475
	9.000% 07/01/15	2,256,000	2,402,640
			3,505,115
Auto Parts & Equipment Total			15,301,940
Entertainment – 2.7%
Gambling (Non-Hotel) – 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(a)	4,985,000	4,985,000
			4,985,000
Music – 1.1%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	4,115,000	3,744,650
WMG Acquisition Corp.
	7.375% 04/15/14	5,010,000	4,202,137
			7,946,787
Racetracks – 0.9%
Speedway Motorsports, Inc.
	6.750% 06/01/13	6,866,000	6,728,680
			6,728,680
Entertainment Total			19,660,467
Home Builders – 1.2%
Building-Residential/Commercial – 1.2%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	2,100,000	1,375,500
	6.375% 12/15/14	2,065,000	1,445,500
KB Home
	5.875% 01/15/15	7,425,000	6,404,062
			9,225,062
Home Builders Total			9,225,062
Home Furnishings – 0.6%
Home Furnishings – 0.6%
Sealy Mattress Co.
	8.250% 06/15/14	4,315,000	4,239,488
			4,239,488
Home Furnishings Total			4,239,488

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 0.7%
Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	5,610,000	5,505,188
			5,505,188
Leisure Time Total			5,505,188
Lodging – 2.9%
Casino Hotels – 2.9%
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	5,590,000	5,869,500
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	6,940,000	5,170,300
MGM Mirage
	7.500% 06/01/16	4,955,000	4,868,287
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(a)	2,030,000	1,877,750
Station Casinos, Inc.
	6.875% 03/01/16	4,915,000	3,913,569
			21,699,406
Lodging Total			21,699,406
Retail – 1.8%
Retail-Automobiles – 0.7%
AutoNation, Inc.
	7.000% 04/15/14	1,635,000	1,545,075
	7.243% 04/15/13(b)	980,000	921,200
Group 1 Automotive, Inc.
	8.250% 08/15/13	2,965,000	2,920,525
			5,386,800
Retail-Convenience Store – 0.5%
Couche-Tard US LP
	7.500% 12/15/13	3,650,000	3,613,500
			3,613,500
Retail-Propane Distributors – 0.6%
AmeriGas Partners LP
	7.125% 05/20/16	4,380,000	4,204,800
			4,204,800
Retail Total			13,205,100

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.5%
Textile-Products – 0.5%
INVISTA
	9.250% 05/01/12(a)	3,745,000	3,819,900
			3,819,900
Textiles Total			3,819,900
CONSUMER CYCLICAL TOTAL			99,694,939
CONSUMER NON-CYCLICAL – 11.8%
Agriculture – 0.5%
Tobacco – 0.5%
Reynolds American, Inc.
	7.625% 06/01/16	3,440,000	3,755,489
			3,755,489
Agriculture Total			3,755,489
Beverages – 1.5%
Beverages-Non-Alcoholic – 0.8%
Cott Beverages, Inc.
	8.000% 12/15/11	6,570,000	6,011,550
			6,011,550
Beverages-Wine/Spirits – 0.7%
Constellation Brands, Inc.
	8.125% 01/15/12	4,985,000	4,960,075
			4,960,075
Beverages Total			10,971,625
Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	3,790,000	3,808,950
			3,808,950
Biotechnology Total			3,808,950
Commercial Services – 4.6%
Commercial Services – 0.7%
Iron Mountain, Inc.
	7.750% 01/15/15	4,845,000	4,869,225
			4,869,225
Funeral Services & Related Items – 0.5%
Service Corp. International
	6.750% 04/01/16	700,000	661,500
	7.375% 10/01/14	2,750,000	2,722,500
			3,384,000

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Non-Profit Charity – 0.6%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(a)	4,105,000	4,276,917
			4,276,917
Printing-Commercial – 0.4%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	4,350,000	3,273,375
			3,273,375
Private Corrections – 1.0%
Corrections Corp. of America
	7.500% 05/01/11	7,225,000	7,315,313
			7,315,313
Rental Auto/Equipment – 1.4%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	4,250,000	3,740,000
United Rentals North America, Inc.
	7.000% 02/15/14	7,100,000	6,319,000
	7.750% 11/15/13	745,000	681,675
			10,740,675
Commercial Services Total			33,859,505
Food – 0.9%
Food-Dairy Products – 0.3%
Dean Foods Co.
	7.000% 06/01/16	2,570,000	2,274,450
			2,274,450
Food-Meat Products – 0.4%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,875,000	2,788,750
			2,788,750
Food-Miscellaneous/Diversified – 0.2%
Del Monte Corp.
	6.750% 02/15/15	1,935,000	1,818,900
			1,818,900
Food Total			6,882,100
Healthcare Services – 1.9%
Medical-Hospitals – 1.9%
HCA, Inc.
	9.250% 11/15/16	3,850,000	3,984,750

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Healthcare Services – (continued)
Medical-Hospitals – (continued)
	PIK,
	9.625% 11/15/16	9,500,000	9,880,000
			13,864,750
Healthcare Services Total			13,864,750
Household Products/Wares – 1.0%
Consumer Products-Miscellaneous – 1.0%
American Greetings Corp.
	7.375% 06/01/16	3,875,000	3,720,000
Jarden Corp.
	7.500% 05/01/17	3,875,000	3,487,500
			7,207,500
Household Products/Wares Total			7,207,500
Pharmaceuticals – 0.9%
Medical-Drugs – 0.4%
Elan Finance PLC
	8.875% 12/01/13	3,350,000	3,350,000
			3,350,000
Pharmacy Services – 0.5%
Omnicare, Inc.
	6.750% 12/15/13	4,060,000	3,735,200
			3,735,200
Pharmaceuticals Total			7,085,200
CONSUMER NON-CYCLICAL TOTAL			87,435,119
ENERGY – 11.8%
Coal – 2.4%
Coal – 2.4%
Arch Western Finance LLC
	6.750% 07/01/13	6,850,000	6,627,375
Massey Energy Co.
	6.875% 12/15/13	4,360,000	4,120,200
Peabody Energy Corp.
	6.875% 03/15/13	6,885,000	6,902,213
			17,649,788
Coal Total			17,649,788
Oil & Gas – 5.5%
Oil & Gas Drilling – 0.7%
Pride International, Inc.
	7.375% 07/15/14	4,930,000	5,053,250
			5,053,250

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – 4.1%
Chesapeake Energy Corp.
	6.375% 06/15/15	10,780,000	10,348,800
Cimarex Energy Co.
	7.125% 05/01/17	1,250,000	1,225,000
Compton Petroleum Corp.
	7.625% 12/01/13	3,850,000	3,599,750
Newfield Exploration Co.
	6.625% 09/01/14	8,095,000	7,933,100
OPTI Canada, Inc.
	8.250% 12/15/14(a)	3,295,000	3,245,575
Quicksilver Resources, Inc.
	7.125% 04/01/16	4,480,000	4,323,200
			30,675,425
Oil Refining & Marketing – 0.7%
Petroplus Finance Ltd.
	6.750% 05/01/14(a)	570,000	530,100
	7.000% 05/01/17(a)	570,000	524,400
Tesoro Corp.
	6.625% 11/01/15	4,080,000	4,039,200
			5,093,700
Oil & Gas Total			40,822,375
Pipelines – 3.9%
Pipelines – 3.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,700,000	3,626,000
Colorado Interstate Gas Co.
	6.800% 11/15/15	2,770,000	2,931,937
Dynegy Holdings, Inc.
	7.750% 06/01/19	1,805,000	1,624,500
El Paso Corp.
	6.875% 06/15/14	1,750,000	1,755,133
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	6,175,000	6,466,651
MarkWest Energy Partners LP
	6.875% 11/01/14	8,600,000	8,105,500
Williams Companies, Inc.
	7.750% 06/15/31	755,000	834,275

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12	3,475,000	3,787,750
			29,131,746
Pipelines Total			29,131,746
ENERGY TOTAL			87,603,909
FINANCIALS – 7.6%
Diversified Financial Services – 4.8%
Finance-Auto Loans – 2.2%
AmeriCredit Corp.
	8.500% 07/01/15(a)	190,000	134,900
General Motors Acceptance Corp.
	8.000% 11/01/31	19,260,000	16,341,397
			16,476,297
Finance-Investment Banker/Broker – 0.9%
E*Trade Financial Corp.
	7.375% 09/15/13	5,045,000	3,745,913
LaBranche & Co., Inc.
	11.000% 05/15/12	3,050,000	3,011,875
			6,757,788
Investment Management/Advisor Service – 1.2%
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(a)	3,610,000	3,591,950
Nuveen Investments Bank Debt Term Loan
	7.659% 11/15/14(c)	2,408,207	2,402,187
Nuveen Investments Bank Debt Term Loan 2
	7.784% 11/15/14(c)	2,591,793	2,585,313
			8,579,450
Special Purpose Entity – 0.5%
Goldman Sachs Capital II
	5.793% 12/29/49	4,060,000	3,626,883
			3,626,883
Diversified Financial Services Total			35,440,418
Insurance – 0.4%
Property/Casualty Insurance – 0.4%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,145,000	3,050,650
			3,050,650
Insurance Total			3,050,650

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.0%
REITS-Hotels – 1.1%
Host Marriott LP
	6.375% 03/15/15	7,985,000	7,805,338
			7,805,338
REITS-Regional Malls – 0.9%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(a)	7,155,000	6,674,556
			6,674,556
Real Estate Investment Trusts (REITs) Total			14,479,894
Savings & Loans – 0.4%
Savings & Loans/Thrifts-Western US – 0.4%
Washington Mutual Preferred Funding
	9.750% 10/29/49(a)	3,700,000	2,960,000
			2,960,000
Savings & Loans Total			2,960,000
FINANCIALS TOTAL			55,930,962
INDUSTRIALS – 15.2%
Aerospace & Defense – 1.6%
Aerospace/Defense-Equipment – 0.6%
DRS Technologies, Inc.
	6.625% 02/01/16	4,570,000	4,501,450
			4,501,450
Electronics-Military – 1.0%
L-3 Communications Corp.
	5.875% 01/15/15	4,340,000	4,166,400
	6.375% 10/15/15	3,545,000	3,509,550
			7,675,950
Aerospace & Defense Total			12,177,400
Electrical Components & Equipment – 0.9%
Wire & Cable Products – 0.9%
Belden, Inc.
	7.000% 03/15/17	3,855,000	3,787,538
General Cable Corp.
	7.125% 04/01/17	1,535,000	1,511,975
	7.606% 04/01/15(b)	1,535,000	1,481,275
			6,780,788
Electrical Components & Equipment Total			6,780,788

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 1.6%
Non-Hazardous Waste Disposal – 1.6%
Allied Waste North America, Inc.
	7.125% 05/15/16	11,950,000	11,920,125
			11,920,125
Environmental Control Total			11,920,125
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
	8.000% 11/15/17	3,625,000	3,643,125
			3,643,125
Machinery-Construction & Mining Total			3,643,125
Machinery-Diversified – 1.4%
Machinery-General Industry – 1.4%
Manitowoc Co., Inc.
	7.125% 11/01/13	5,315,000	5,248,562
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	5,565,000	5,453,700
			10,702,262
Machinery-Diversified Total			10,702,262
Miscellaneous Manufacturing – 2.1%
Diversified Manufacturing Operators – 1.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	6,415,000	6,286,700
Trinity Industries, Inc.
	6.500% 03/15/14	6,170,000	6,046,600
			12,333,300
Miscellaneous Manufacturing – 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	3,335,000	3,168,250
			3,168,250
Miscellaneous Manufacturing Total			15,501,550
Packaging & Containers – 3.7%
Containers-Metal/Glass – 3.7%
Ball Corp.
	6.875% 12/15/12	3,742,000	3,807,485
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	4,715,000	4,809,300

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,050,000	4,019,625
Owens-Illinois, Inc.
	7.500% 05/15/10	9,405,000	9,452,025
Silgan Holdings, Inc.
	6.750% 11/15/13	5,050,000	4,923,750
			27,012,185
Packaging & Containers Total			27,012,185
Transportation – 3.4%
Transportation-Marine – 2.6%
Overseas Shipholding Group
	8.250% 03/15/13	7,530,000	7,699,425
Stena AB
	7.500% 11/01/13	4,930,000	4,843,725
Teekay Corp.
	8.875% 07/15/11	6,296,000	6,626,540
			19,169,690
Transportation-Services – 0.8%
Bristow Group, Inc.
	6.125% 06/15/13	2,305,000	2,195,512
	7.500% 09/15/17(a)	3,500,000	3,513,125
			5,708,637
Transportation Total			24,878,327
INDUSTRIALS TOTAL			112,615,762
TECHNOLOGY – 2.8%
Computers – 0.6%
Computer Services – 0.6%
First Data Corp.
	7.960% 09/24/14(c)	4,000,000	3,795,750
	7.960% 09/24/14(c)	500,000	474,489
			4,270,239
Computers Total			4,270,239
Semiconductors – 2.2%
Electronic Components-Miscellaneous – 1.0%
Flextronics International Ltd.
	7.394% 10/01/14(c)	2,188,776	2,136,109
	7.395% 10/01/14(c)	141,582	138,175

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Electronic Components-Miscellaneous – (continued)
	7.455% 10/01/14(c)	669,643	653,530
Flextronics Secondary Term Loan
	7.395% 10/01/14(c)	47,194	46,058
	7.455% 10/01/14(c)	223,214	217,843
	7.394% 10/01/14(c)	729,592	712,036
NXP BV/NXP Funding LLC
	7.875% 10/15/14	4,835,000	4,641,600
			7,569,414
Electronic Components-Semiconductors – 1.2%
Freescale Semiconductor, Inc.
	10.125% 12/15/16	4,345,000	3,725,838
	PIK,
	9.125% 12/15/14	4,620,000	4,030,950
			8,732,725
Semiconductors Total			16,302,139
TECHNOLOGY TOTAL			20,572,378
UTILITIES – 9.2%
Electric – 9.2%
Electric-Generation – 5.7%
AES Corp.
	7.750% 03/01/14	13,750,000	13,509,375
	8.000% 10/15/17(a)	3,135,000	3,119,325
Edison Mission Energy
	7.000% 05/15/17	11,040,000	10,570,800
Intergen NV
	9.000% 06/30/17(a)	6,960,000	7,308,000
Texas Comp Electric
	PIK,
	8.396% 10/10/14(c)	4,000,000	3,930,908
Texas Utilities
	1.000% 10/10/14(c)	4,000,000	3,925,000
			42,363,408
Electric-Integrated – 0.6%
CMS Energy Corp.
	6.875% 12/15/15	2,640,000	2,633,015

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
	8.500% 04/15/11	1,645,000	1,770,895
			4,403,910
Independent Power Producer – 2.9%
Dynegy Holdings, Inc.
	7.125% 05/15/18	4,175,000	3,600,937
Mirant North America LLC
	7.375% 12/31/13	6,510,000	6,526,275
NRG Energy, Inc.
	7.250% 02/01/14	2,545,000	2,487,738
	7.375% 02/01/16	2,750,000	2,695,000
	7.375% 01/15/17	1,735,000	1,695,963
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	4,495,000	4,438,812
			21,444,725
Electric Total			68,212,043
UTILITIES TOTAL			68,212,043

	Total Corporate Fixed-Income Bonds & Notes (cost of $750,847,656)		723,478,777
Municipal Bonds – 0.5%
VIRGINIA – 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	3,660,000	3,367,676
VIRGINIA TOTAL			3,367,676

	Total Municipal Bonds (cost of $3,659,635)		3,367,676
Short-Term Obligation – 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by a U.S. Treasury Obligation maturing 06/11/09, market value of $12,097,063 (repurchase proceeds $11,860,436)	11,856,000	11,856,000

	Total Short-Term Obligation (cost of $11,856,000)		11,856,000

16

Total Investments – 99.9% (cost of $766,363,291)(d)(e)	738,702,453

Other Assets & Liabilities, Net – 0.1%	1,029,121

Net Assets – 100.0%	739,731,574

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $107,636,002, which represents 14.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)	Loan participation agreement.

(d)	Cost for federal income tax purposes is $768,625,840.

(e)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,366,007	$(37,289,394)	$(29,923,387)

At November 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$2,892,149	$2,922,368	01/23/08	$30,219

17

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind
VA	Veterans Administration

18

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 44.6%
U.S. GOVERNMENT AGENCIES – 4.4%
AID-Israel
	5.500% 04/26/24	10,000,000	11,264,560
Federal Home Loan Bank
	3.875% 06/14/13(a)	1,750,000	1,729,423
	5.375% 07/17/09	10,000,000	10,254,270
Small Business Administration
	5.360% 11/01/26	8,552,062	8,783,881
	7.600% 01/01/12	126,551	128,088
	8.200% 10/01/11	77,034	78,328
	8.250% 11/01/11	184,323	187,787
	8.650% 11/01/14	329,399	344,474
	8.850% 08/01/11	12,094	12,264
	9.150% 07/01/11	76,806	77,766
U.S. GOVERNMENT AGENCIES TOTAL			32,860,841
U.S. GOVERNMENT OBLIGATIONS – 40.2%
U.S. Treasury Bonds
	4.750% 08/15/17(a)	23,600,000	25,043,659
	5.500% 08/15/28(a)(b)	43,885,000	50,118,031
	6.875% 08/15/25(a)	3,900,000	5,054,158
	7.125% 02/15/23(a)	11,619,000	15,138,291
	7.250% 08/15/22(a)	2,596,000	3,401,368
	8.750% 08/15/20(a)	11,446,000	16,429,485
U.S. Treasury Notes
	5.000% 02/15/11(a)	78,313,000	82,883,268
	6.500% 02/15/10(a)	88,643,000	95,034,958
U.S. Treasury STRIPS
	(c) 02/15/09(a)	5,500,000	5,306,939
U.S. GOVERNMENT OBLIGATIONS TOTAL			298,410,157

	Total Government & Agency Obligations (cost of $314,021,042)		331,270,998
Mortgage-Backed Securities – 41.2%
Federal Home Loan Mortgage Corp.
	5.931% 02/01/18(d)	19,160	19,315

	6.367% 07/01/19(d)	40,759	40,827
	6.749% 05/01/18(d)	27,697	27,794
	7.000% 08/01/29	13	14
	7.500% 08/01/08	269	268

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 10/01/11	9,203	9,448
	7.500% 03/01/16	9,344	9,612
	8.000% 06/01/09	3,127	3,140
	8.000% 07/01/09	12,893	13,114
	8.000% 09/01/09	21,085	21,519
	8.000% 05/01/10	7,455	7,675
	8.000% 01/01/11	1,670	1,678
	8.000% 12/01/11	46,583	47,387
	8.000% 05/01/16	14,128	14,315
	8.000% 04/01/17	63,457	67,010
	8.500% 02/01/08	30	30
	8.500% 03/01/08	11	11
	8.500% 10/01/08	153	153
	8.500% 05/01/09	2,646	2,674
	8.500% 01/01/10	2,683	2,781
	8.500% 07/01/10	1,214	1,219
	8.500% 03/01/17	5,390	5,751
	8.500% 06/01/17	329	351
	8.500% 09/01/17	19,193	20,363
	8.500% 09/01/20	55,314	58,684
	8.750% 05/01/08	36	36
	8.750% 08/01/08	131	132
	8.750% 10/01/08	1,508	1,510
	8.750% 03/01/09	7,742	7,956
	8.750% 11/01/09	6,335	6,410
	9.000% 12/01/08	517	524
	9.000% 05/01/09	9,214	9,297
	9.000% 06/01/09	569	583
	9.000% 07/01/09	28,292	29,146
	9.000% 06/01/11	484	510
	9.000% 12/01/16	3,660	3,931
	9.000% 12/01/18	17,651	18,521
	9.000% 01/01/22	77,309	83,555
	9.250% 10/01/08	604	613
	9.250% 11/01/08	3,248	3,293
	9.250% 01/01/10	26,840	27,213
	9.250% 03/01/10	8,952	9,375
	9.250% 07/01/10	718	741
	9.250% 10/01/10	14,987	15,696
	9.250% 11/01/10	1,740	1,743
	9.250% 10/01/19	16,730	18,110

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.500% 10/01/08	1,833	1,861
	9.500% 11/01/08	2,205	2,238
	9.500% 02/01/09	3,097	3,103
	9.500% 06/01/09	11,774	11,950
	9.500% 07/01/09	1,849	1,912
	9.500% 08/01/09	5,877	6,076
	9.500% 04/01/11	5,022	5,326
	9.500% 05/01/12	6,793	7,260
	9.500% 04/01/16	1,133	1,226
	9.500% 07/01/16	1,011	1,101
	9.500% 09/01/16	1,238	1,342
	9.500% 10/01/16	5,093	5,527
	9.500% 04/01/18	4,236	4,256
	9.500% 06/01/20	626	685
	9.500% 09/01/20	387	420
	9.500% 06/01/21	11,865	12,903
	9.750% 11/01/08	535	546
	9.750% 12/01/08	4,900	4,994
	9.750% 04/01/09	5,017	5,124
	9.750% 09/01/16	8,511	9,368
	10.000% 09/01/18	1,736	1,919
	10.000% 11/01/19	40,584	46,686
	10.250% 06/01/09	1,316	1,378
	10.250% 09/01/09	4,070	4,228
	10.250% 10/01/09	11,508	11,754
	10.250% 06/01/10	20,914	21,892
	10.250% 10/01/10	9,937	10,149
	10.250% 08/01/13	9,053	9,687
	10.250% 11/01/13	4,475	4,570
	10.500% 01/01/16	68,983	77,064
	10.500% 06/01/17	75,558	82,912
	10.500% 08/01/19	10,116	10,365
	10.500% 09/01/19	9,935	10,444
	10.500% 01/01/20	25,591	29,673
	10.500% 04/01/21	20,515	21,020
	11.250% 10/01/09	7,859	8,294
	11.250% 02/01/10	7,070	7,654
	11.250% 04/01/11	24,521	27,109
	11.250% 10/01/12	6,753	6,922
	11.250% 08/01/13	39,651	41,849
	11.250% 02/01/15	2,164	2,342
	11.250% 09/01/15	15,778	15,909

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.250% 12/01/15	25,216	28,873
	11.500% 02/01/15	32,571	36,047
Federal National Mortgage Association
	5.500% 02/01/37(e)	95,899,260	96,059,438
	5.527% 07/01/27(d)	22,646	22,921
	5.765% 09/01/37(d)	24,241,559	24,503,238
	6.000% 12/01/08	295,544	296,846
	6.000% 01/01/09	251,875	252,985
	6.000% 01/01/24	263,148	268,906
	6.000% 02/01/24	128,743	131,867
	6.000% 03/01/24	897,108	918,873
	6.000% 04/01/24	761,198	779,372
	6.000% 05/01/24	250,187	256,257
	6.000% 08/01/24	68,134	69,787
	6.000% 01/01/26	4,017	4,117
	6.000% 03/01/26	65,529	67,144
	6.000% 04/01/26	1,469	1,506
	6.000% 05/01/26	7,220	7,398
	6.000% 10/01/36	37,929,587	38,556,466
	6.000% 11/01/37(e)	32,500,000	33,035,130
	6.500% 12/01/07	38	38
	6.500% 01/01/09	2,617	2,632
	6.500% 02/01/09	1,201	1,208
	6.500% 06/01/09	805	815
	6.500% 08/01/10	10,610	10,838
	6.500% 12/01/10	797	814
	6.500% 04/01/11	15,391	15,838
	6.500% 10/01/22	24,077	24,892
	6.500% 09/01/25	41,471	43,021
	6.500% 11/01/25	140,871	146,137
	6.500% 05/01/26	185,587	192,523
	6.500% 09/01/28	11,923	12,372
	6.500% 12/01/28	14,712	15,266
	6.500% 01/01/29	131,241	136,184
	6.500% 06/01/29	144,415	149,664
	6.500% 11/01/37(e)	49,571,060	50,987,774
	6.565% 07/01/16	4,672,641	5,070,982
	6.748% 08/01/19(d)	24,613	24,700
	6.762% 07/01/20(d)	8,579	8,725
	6.768% 06/01/20(d)	21,792	22,210
	6.885% 12/01/31(d)	44,057	43,623

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 06/01/09	2,088	2,104
	7.000% 07/01/10	13,406	13,681
	7.000% 09/01/10	8,768	9,000
	7.000% 10/01/10	24,070	24,706
	7.000% 10/01/12	16,341	17,009
	7.000% 11/01/19(d)	3,015	3,029
	7.000% 08/01/23	157,598	165,694
	7.000% 10/01/23	27,571	28,987
	7.000% 11/01/23	55,946	58,819
	7.000% 02/01/27	5,704	5,998
	7.015% 03/01/18(d)	95,221	97,622
	7.125% 06/01/19(d)	18,246	18,516
	7.199% 08/01/36(d)	19,582	19,851
	7.206% 12/01/17(d)	14,637	15,105
	7.500% 01/01/09	303	305
	7.500% 06/01/09	1,910	1,909
	7.500% 12/01/09	11,701	11,940
	7.500% 02/01/10	908	926
	7.500% 06/01/10	3,525	3,625
	7.500% 11/01/11	3,585	3,621
	7.500% 07/01/13	13,170	13,818
	7.500% 12/01/14	628	656
	7.500% 01/01/17	39,233	42,057
	7.500% 02/01/18	12,950	13,880
	7.500% 10/01/23	12,273	13,107
	7.500% 12/01/23	53,339	56,965
	8.000% 12/01/08	1,160	1,161
	8.000% 04/01/09	11,965	11,983
	8.000% 07/01/09	4,476	4,518
	8.000% 03/01/13	2,339	2,501
	8.000% 11/01/15	4,332	4,644
	8.000% 06/01/25	2,017	2,160
	8.000% 08/01/27	25,227	27,027
	8.000% 02/01/30	1,834	1,967
	8.000% 03/01/30	3,280	3,502
	8.000% 08/01/30	2,486	2,654
	8.000% 10/01/30	37,838	40,396
	8.000% 11/01/30	161,575	172,499
	8.000% 12/01/30	50,746	54,177
	8.000% 01/01/31	376,088	403,203
	8.000% 02/01/31	749	800
	8.000% 04/01/31	31,998	34,162

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 05/01/31	43,108	46,018
	8.000% 08/01/31	1,878	2,005
	8.000% 09/01/31	94,605	101,002
	8.000% 12/01/31	12,841	13,708
	8.000% 04/01/32	191,816	204,788
	8.000% 05/01/32	316,986	338,439
	8.000% 06/01/32	359,761	384,110
	8.000% 07/01/32	5,919	6,319
	8.000% 08/01/32	7,118	7,600
	8.000% 10/01/32	30,450	32,511
	8.000% 11/01/32	83,308	88,940
	8.000% 02/01/33	109,836	117,270
	8.000% 03/01/33	29,554	31,559
	8.000% 06/01/33	3,085	3,294
	8.250% 05/01/10	142	142
	8.500% 02/01/08	363	364
	8.500% 11/01/08	148	150
	8.500% 12/01/08	6	6
	8.500% 06/01/09	3,783	3,822
	8.500% 07/01/09	1,709	1,724
	8.500% 03/01/10	1,177	1,189
	8.500% 12/01/11	3,940	4,011
	8.500% 02/01/15	1,426	1,448
	8.500% 05/01/15	7,311	7,545
	8.500% 06/01/15	18,802	19,252
	8.500% 02/01/17	2,341	2,500
	8.500% 07/01/17	6,232	6,398
	8.500% 12/01/17	282	284
	8.500% 09/01/21	23,082	23,698
	9.000% 03/01/08	127	127
	9.000% 05/01/08	503	507
	9.000% 07/01/08	368	373
	9.000% 12/01/08	1,615	1,620
	9.000% 01/01/09	598	600
	9.000% 05/01/09	39,938	40,292
	9.000% 09/01/09	11,869	12,033
	9.000% 12/01/09	10,506	10,689
	9.000% 04/01/10	953	984
	9.000% 05/01/10	676	679
	9.000% 06/01/10	3,493	3,542
	9.000% 11/01/10	329	339

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 04/01/11	967	970
	9.000% 06/01/11	1,124	1,146
	9.000% 09/01/13	3,558	3,569
	9.000% 09/01/14	2,234	2,282
	9.000% 04/01/15	6,270	6,545
	9.000% 04/01/16	49,697	51,264
	9.000% 06/01/16	4,419	4,556
	9.000% 07/01/16	2,868	3,092
	9.000% 09/01/16	1,740	1,794
	9.000% 10/01/16	337	342
	9.000% 12/01/16	952	976
	9.000% 01/01/17	1,457	1,521
	9.000% 02/01/17	43	44
	9.000% 05/01/17	208	211
	9.000% 06/01/17	2,534	2,595
	9.000% 08/01/17	7,119	7,340
	9.000% 05/01/18	20,846	21,182
	9.000% 09/01/19	1,241	1,279
	9.000% 10/01/19	10,756	11,089
	9.000% 11/01/19	159	164
	9.000% 07/01/20	814	826
	9.000% 08/01/21	108,748	112,114
	9.000% 06/01/22	2,714	2,833
	9.000% 09/01/24	16,866	18,257
	9.500% 12/01/10	3,051	3,100
	9.500% 03/01/11	156	158
	9.500% 06/01/15	2,860	3,004
	9.500% 03/01/16	9,419	9,454
	9.500% 04/01/16	3,108	3,158
	9.500% 06/01/16	33,081	33,202
	9.500% 02/01/17	1,874	1,988
	9.500% 01/01/19	129,743	140,351
	9.500% 04/01/20	145,331	157,896
	9.500% 07/15/21	320,778	351,013
	9.500% 08/01/21	135,590	149,610
	10.000% 04/01/20	1,206	1,335
	10.500% 03/01/14	16,474	16,832
	10.500% 12/01/15	39,800	42,094
	11.000% 08/01/15	29,067	30,833
	TBA
	5.000% 01/14/38(e)	37,000,000	36,225,312

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
	5.625% 08/20/22(d)	5,549	5,598
	6.000% 12/15/10	22,275	22,653
	6.375% 05/20/22(d)	31,765	32,210
	6.375% 06/20/23(d)	20,985	21,294
	6.500% 06/15/23	14,711	15,306
	6.500% 08/15/23	1,727	1,797
	6.500% 09/15/23	20,213	21,031
	6.500% 10/15/23	31,791	33,078
	6.500% 11/15/23	142,324	148,083
	6.500% 12/15/23	52,169	54,280
	6.500% 01/15/24	38,492	40,053
	6.500% 02/15/24	32,403	33,717
	6.500% 03/15/24	93,505	97,297
	6.500% 04/15/24	16,926	17,613
	6.500% 05/15/24	24,988	26,000
	6.500% 07/15/24	108,733	113,134
	6.500% 09/15/25	30,863	32,116
	6.500% 12/15/25	24,848	25,856
	6.500% 01/15/28	20,858	21,723
	6.500% 02/15/28	75,197	78,314
	6.500% 07/15/28	102,793	107,054
	6.500% 08/15/28	81,475	84,853
	6.500% 10/15/28	74,220	77,296
	6.500% 11/15/28	24,830	25,859
	6.500% 12/15/28	189,084	196,923
	6.500% 01/15/29	126,454	131,641
	6.500% 02/15/29	42,278	44,012
	7.000% 03/15/22	8,548	9,061
	7.000% 04/15/22	1,440	1,526
	7.000% 10/15/22	4,134	4,381
	7.000% 11/15/22	9,837	10,427
	7.000% 01/15/23	167,560	177,789
	7.000% 03/15/23	1,907	2,024
	7.000% 05/15/23	78,843	83,656
	7.000% 06/15/23	20,365	21,608
	7.000% 07/15/23	5,668	6,014
	7.000% 10/15/23	67,278	71,384
	7.000% 12/15/23	53,923	57,187
	7.000% 01/15/24	1,929	2,047
	7.000% 03/15/24	931	988
	7.000% 10/15/24	42,460	45,051

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 09/15/25	3,164	3,360
	7.000% 10/15/25	111,154	118,018
	7.000% 12/15/25	42,386	45,003
	7.000% 01/15/26	38,617	40,995
	7.000% 02/15/26	50,504	53,613
	7.000% 03/15/26	5,438	5,773
	7.000% 04/15/26	4,088	4,340
	7.000% 05/15/26	1,576	1,673
	7.000% 06/15/26	50,842	53,973
	7.000% 11/15/26	65,214	69,237
	7.000% 12/15/26	765	812
	7.000% 01/15/27	3,960	4,203
	7.000% 02/15/27	847	899
	7.000% 04/15/27	4,018	4,265
	7.000% 08/15/27	942	1,000
	7.000% 09/15/27	41,917	44,491
	7.000% 10/15/27	65,727	69,761
	7.000% 11/15/27	175,232	185,988
	7.000% 12/15/27	306,448	325,260
	7.000% 01/15/28	38,953	41,321
	7.000% 02/15/28	51,433	54,588
	7.000% 03/15/28	165,927	176,034
	7.000% 04/15/28	89,671	95,121
	7.000% 05/15/28	40,601	43,068
	7.000% 06/15/28	13,499	14,320
	7.000% 07/15/28	420,768	446,338
	7.000% 09/15/28	18,228	19,335
	7.000% 12/15/28	95,153	100,935
	7.000% 01/15/29	1,443	1,530
	7.000% 02/15/29	2,010	2,132
	7.000% 03/15/29	22,860	24,244
	7.000% 04/15/29	41,461	43,974
	7.000% 05/15/29	29,119	30,883
	7.000% 06/15/29	20,537	21,782
	7.000% 07/15/29	74,927	79,466
	7.000% 08/15/29	41,087	43,578
	7.000% 09/15/29	28,770	30,515
	7.000% 10/15/29	7,956	8,438
	7.500% 04/15/22	18,700	19,921
	7.500% 10/15/23	51,614	55,018
	7.500% 08/15/25	129,779	138,530
	7.500% 10/15/25	13,686	14,609

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 12/15/25	46,216	49,332
	8.000% 11/15/14	21,566	22,831
	8.000% 06/20/17	146,755	156,803
	8.000% 06/15/22	67,741	73,050
	8.000% 02/15/23	80,232	86,597
	8.000% 03/20/23	575	619
	8.000% 06/15/23	2,207	2,382
	8.000% 07/15/23	3,093	3,339
	8.000% 07/15/26	52,346	56,605
	8.000% 07/15/29	2,869	3,104
	8.500% 10/15/09	4,107	4,267
	8.500% 12/15/21	4,264	4,638
	8.500% 01/15/22	70,011	76,233
	8.500% 09/15/22	3,590	3,909
	8.500% 11/20/22	48,949	53,104
	8.500% 12/15/22	4,516	4,910
	8.750% 12/15/21	109,029	117,049
	8.850% 01/15/19	42,087	45,317
	8.850% 05/15/19	67,628	72,818
	9.000% 08/15/08	5,615	5,686
	9.000% 09/15/08	15,853	16,058
	9.000% 10/15/08	2,237	2,266
	9.000% 11/15/08	10,005	10,135
	9.000% 12/15/08	7,789	7,890
	9.000% 01/15/09	4,300	4,424
	9.000% 02/15/09	9,040	9,301
	9.000% 03/15/09	29,294	30,140
	9.000% 04/15/09	1,573	1,618
	9.000% 05/15/09	52,533	54,050
	9.000% 06/15/09	35,712	36,743
	9.000% 12/15/09	235	241
	9.000% 05/15/16	22,596	24,313
	9.000% 06/15/16	11,759	12,651
	9.000% 07/15/16	25,168	27,079
	9.000% 08/15/16	1,201	1,293
	9.000% 09/15/16	23,462	25,245
	9.000% 10/15/16	42,374	45,590
	9.000% 11/15/16	8,855	9,528
	9.000% 11/20/16	77,191	82,743
	9.000% 12/15/16	1,016	1,092
	9.000% 01/15/17	76,072	82,040

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 02/15/17	1,609	1,735
	9.000% 03/20/17	36,138	38,829
	9.000% 05/15/17	2,870	3,095
	9.000% 06/15/17	26,450	28,525
	9.000% 06/20/17	103,932	111,671
	9.000% 07/15/17	524	566
	9.000% 09/15/17	11,741	12,663
	9.000% 10/15/17	11,752	12,624
	9.000% 12/15/17	7,269	7,810
	9.000% 04/20/18	84,160	90,512
	9.000% 05/20/18	31,092	33,439
	9.000% 12/15/19	358	387
	9.000% 04/15/20	1,063	1,150
	9.000% 05/20/21	3,152	3,402
	9.000% 09/15/21	194	210
	9.000% 02/15/25	106,252	115,429
	9.250% 10/15/16	119,458	128,701
	9.250% 05/15/18	15,924	17,259
	9.250% 07/15/21	36,409	39,636
	9.250% 09/15/21	33,566	36,541
	9.500% 06/15/09	34,195	35,322
	9.500% 07/15/09	9,895	10,221
	9.500% 08/15/09	53,378	55,137
	9.500% 09/15/09	43,873	45,318
	9.500% 10/15/09	24,324	25,126
	9.500% 12/20/24	11,615	12,700
	9.500% 01/20/25	7,832	8,566
	10.000% 12/15/17	1,404	1,620
	10.000% 07/20/18	18,938	21,795
	10.000% 11/15/18	537	620
	10.000% 12/15/18	441	509
	10.000% 03/15/19	467	541
	10.000% 11/15/20	12,254	14,236
	10.500% 02/15/10	2,967	3,187
	10.500% 09/15/10	517	556
	10.500% 06/15/11	12,239	13,407
	10.500% 06/15/12	13,273	14,790
	10.500% 11/15/13	13,784	15,578
	10.500% 08/15/15	8,537	9,813
	10.500% 09/15/15	19,663	22,603
	10.500% 10/15/15	6,946	7,985
	10.500% 12/15/15	7,648	8,792

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 01/15/16	28,803	33,333
	10.500% 01/20/16	144	164
	10.500% 02/15/16	10,628	12,301
	10.500% 03/15/16	4,529	5,242
	10.500% 07/15/17	13,028	15,126
	10.500% 10/15/17	1,967	2,284
	10.500% 11/15/17	42,894	49,802
	10.500% 12/15/17	66,136	76,789
	10.500% 01/15/18	10,100	11,758
	10.500% 02/15/18	24,603	28,640
	10.500% 03/15/18	37,677	43,855
	10.500% 04/15/18	57,524	66,957
	10.500% 06/15/18	7,813	9,095
	10.500% 07/15/18	47,334	55,097
	10.500% 09/15/18	5,641	6,567
	10.500% 10/15/18	7,391	8,604
	10.500% 12/15/18	10,180	11,869
	10.500% 02/15/19	7,979	9,323
	10.500% 03/15/19	2,634	3,077
	10.500% 04/15/19	43,096	50,355
	10.500% 05/15/19	35,598	41,594
	10.500% 06/15/19	46,858	54,682
	10.500% 06/20/19	8,519	9,920
	10.500% 07/15/19	112,303	131,220
	10.500% 07/20/19	6,041	7,035
	10.500% 08/15/19	22,282	26,035
	10.500% 08/20/19	11,803	13,646
	10.500% 09/15/19	16,195	18,923
	10.500% 09/20/19	10,107	11,769
	10.500% 10/15/19	4,275	4,995
	10.500% 12/15/19	24,987	29,196
	10.500% 03/15/20	19,090	22,359
	10.500% 05/15/20	7,306	8,557
	10.500% 07/15/20	20,024	23,452
	10.500% 08/15/20	17,426	20,409
	10.500% 09/15/20	13,881	16,256
	10.500% 10/15/20	145	169
	10.500% 11/15/20	2,064	2,417
	10.500% 12/15/20	794	930
	10.500% 01/15/21	2,752	3,230
	10.500% 08/15/21	139,436	161,970

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.625% 05/15/10	5,160	5,553
	11.000% 12/15/09	9,778	10,316
	11.000% 01/15/10	171	184
	11.000% 02/15/10	15,353	16,549
	11.000% 03/15/10	5,443	5,882
	11.000% 07/15/10	7,607	8,219
	11.000% 08/15/10	16,404	17,701
	11.000% 09/15/10	25,824	27,852
	11.000% 10/15/10	1,033	1,116
	11.000% 11/15/10	3,240	3,489
	11.000% 04/15/11	4,331	4,779
	11.000% 02/15/13	1,353	1,480
	11.000% 07/15/13	14,289	16,180
	11.000% 08/15/15	25,901	29,841
	11.000% 09/15/15	24,392	28,103
	11.000% 10/15/15	8,245	9,500
	11.000% 11/15/15	70,906	81,694
	11.000% 12/15/15	62,428	71,927
	11.000% 01/15/16	28,933	33,546
	11.000% 02/15/16	2,854	3,309
	11.000% 03/15/16	3,723	4,316
	11.000% 07/15/16	38,113	44,189
	11.000% 07/15/17	33	34
	11.000% 08/15/18	4,127	4,787
	11.000% 09/15/18	57,431	66,807
	11.000% 11/15/18	9,676	11,255
	11.000% 12/15/18	34,264	39,858
	11.000% 06/20/19	9,830	11,435
	11.000% 07/20/19	183	211
	11.000% 09/20/19	3,610	4,181
	11.000% 12/15/20	12,084	14,131
	11.000% 02/15/21	6,825	7,991
	11.000% 03/15/21	9,990	11,696
	11.500% 03/15/10	1,310	1,424
	11.500% 04/15/10	3,861	4,195
	11.500% 07/15/10	4,400	4,781
	11.500% 09/15/10	19,766	21,480
	11.500% 10/15/10	14,930	16,224
	11.500% 01/15/13	20,823	23,733
	11.500% 02/15/13	61,068	69,920
	11.500% 03/15/13	129,497	148,267
	11.500% 04/15/13	114,077	130,571

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.500% 05/15/13	135,050	154,601
	11.500% 06/15/13	68,962	78,947
	11.500% 07/15/13	62,830	71,938
	11.500% 08/15/13	19,008	21,763
	11.500% 09/15/13	17,621	20,175
	11.500% 11/15/13	7,393	8,464
	11.500% 01/15/14	3,942	4,556
	11.500% 02/15/14	20,671	23,891
	11.500% 08/15/15	4,032	4,698
	11.500% 09/15/15	11,643	13,157
	11.500% 10/15/15	18,431	21,500
	11.500% 11/15/15	6,829	7,957
	11.500% 12/15/15	11,759	13,699
	11.500% 01/15/16	7,034	8,251
	11.500% 02/15/16	6,416	7,525
	11.500% 02/20/16	10,788	12,611
	11.500% 03/15/16	1,188	1,393
	11.500% 11/15/17	8,121	9,573
	11.500% 12/15/17	3,724	4,389
	11.500% 01/15/18	4,479	5,302
	11.500% 02/15/18	3,840	4,545
	11.500% 02/20/18	1,084	1,279
	11.500% 05/15/18	6,963	8,243
	11.500% 11/15/19	5,674	6,743
	11.750% 07/15/13	24,253	27,970
	11.750% 09/15/13	8,547	9,856
	11.750% 07/15/15	40,384	46,424
	12.000% 11/15/12	3,927	4,487
	12.000% 12/15/12	98,030	112,004
	12.000% 01/15/13	82,395	95,754
	12.000% 02/15/13	46,145	53,523
	12.000% 03/15/13	10,778	12,526
	12.000% 05/15/13	7,277	8,457
	12.000% 08/15/13	21,580	25,080
	12.000% 09/15/13	62,420	72,540
	12.000% 09/20/13	2,103	2,436
	12.000% 10/15/13	6,604	7,675
	12.000% 12/15/13	10,793	12,543
	12.000% 01/15/14	19,877	23,303
	12.000% 01/20/14	2,958	3,433
	12.000% 02/15/14	58,427	68,501

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.000% 02/20/14	18,120	21,171
	12.000% 03/15/14	109,945	128,896
	12.000% 03/20/14	7,543	8,813
	12.000% 04/15/14	58,477	68,517
	12.000% 04/20/14	33,157	38,740
	12.000% 05/15/14	104,662	122,702
	12.000% 06/15/14	28,381	33,274
	12.000% 07/15/14	10,515	12,327
	12.000% 08/20/14	2,002	2,339
	12.000% 01/15/15	21,719	25,166
	12.000% 02/15/15	57,129	66,197
	12.000% 03/15/15	38,435	44,536
	12.000% 03/20/15	210	242
	12.000% 04/15/15	44,217	51,236
	12.000% 05/15/15	18,294	21,198
	12.000% 06/15/15	20,405	23,653
	12.000% 07/15/15	22,354	25,901
	12.000% 09/20/15	10,389	11,997
	12.000% 10/15/15	8,641	10,013
	12.000% 11/15/15	7,810	9,049
	12.000% 12/20/15	1,414	1,633
	12.000% 01/15/16	4,671	5,418
	12.000% 02/15/16	6,459	7,492
	12.000% 02/20/16	2,890	3,341
	12.250% 02/15/14	44,510	51,091
	12.250% 03/15/14	5,683	6,523
	12.250% 04/15/14	17,931	20,582
	12.500% 04/15/10	37,044	40,502
	12.500% 05/15/10	49,941	54,895
	12.500% 06/15/10	63,042	69,264
	12.500% 07/15/10	31,841	34,994
	12.500% 08/15/10	9,101	10,004
	12.500% 09/15/10	2,913	3,202
	12.500% 10/15/10	16,365	17,988
	12.500% 11/15/10	64,234	70,592
	12.500% 12/15/10	117,012	128,510
	12.500% 01/15/11	10,500	11,835
	12.500% 05/15/11	12,238	13,794
	12.500% 10/15/13	28,352	32,587
	12.500% 10/20/13	20,004	22,912
	12.500% 11/15/13	102,021	117,261
	12.500% 12/15/13	40,204	46,181

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.500% 01/15/14	27,487	31,804
	12.500% 05/15/14	72,895	84,344
	12.500% 06/15/14	39,121	45,265
	12.500% 07/15/14	1,532	1,772
	12.500% 07/20/14	2,515	2,900
	12.500% 08/15/14	11,012	12,741
	12.500% 09/20/14	1,778	2,050
	12.500% 10/20/14	5,589	6,445
	12.500% 11/15/14	401	441
	12.500% 12/15/14	39,739	45,979
	12.500% 01/15/15	52,068	60,495
	12.500% 04/15/15	2,337	2,715
	12.500% 05/15/15	17,145	19,919
	12.500% 05/20/15	2,779	3,217
	12.500% 06/15/15	10,796	12,542
	12.500% 07/15/15	21,459	24,931
	12.500% 07/20/15	2,896	3,353
	12.500% 08/15/15	22,238	25,836
	12.500% 10/15/15	30,602	35,553
	12.500% 11/20/15	8,545	9,893
	13.000% 01/15/11	35,190	38,930
	13.000% 02/15/11	31,482	35,734
	13.000% 03/15/11	27,491	31,205
	13.000% 04/15/11	46,964	53,309
	13.000% 06/15/11	9,842	11,172
	13.000% 06/15/12	13,503	15,513
	13.000% 10/15/12	12,713	14,606
	13.000% 11/15/12	6,375	7,324
	13.000% 12/15/12	2,341	2,690
	13.000% 02/15/13	12,574	14,528
	13.000% 05/15/13	3,451	3,987
	13.000% 09/15/13	13,326	15,397
	13.000% 09/20/13	15,330	17,652
	13.000% 10/15/13	41,011	47,386
	13.000% 06/15/14	25,366	29,511
	13.000% 06/20/14	151	176
	13.000% 07/15/14	14,983	17,431
	13.000% 07/20/14	1,816	2,106
	13.000% 09/15/14	20,884	24,273
	13.000% 10/15/14	13,365	15,550
	13.000% 11/15/14	27,543	32,196

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	13.000% 12/15/14	27,317	31,781
	13.000% 03/15/15	5,336	6,189
	13.000% 06/15/15	6,607	7,718
	13.000% 01/15/16	13,056	15,299
	13.500% 05/15/10	5,505	6,120
	13.500% 06/15/10	884	983
	13.500% 07/15/10	1,218	1,354
	13.500% 10/15/10	7,038	7,825
	13.500% 04/15/11	3,807	4,353
	13.500% 05/15/11	33,747	38,579
	13.500% 10/15/12	929	1,075
	13.500% 11/15/12	24,941	28,866
	13.500% 06/15/13	5,849	6,823
	13.500% 07/15/14	5,772	6,766
	13.500% 08/15/14	1,489	1,745
	13.500% 08/20/14	5,362	6,264
	13.500% 09/15/14	3,789	4,441
	13.500% 09/20/14	5,092	5,948
	13.500% 10/15/14	16,565	19,416
	13.500% 11/15/14	11,107	13,019
	13.500% 11/20/14	27,721	32,382
	13.500% 12/15/14	3,672	4,304
	13.500% 12/20/14	4,913	5,739
	13.500% 01/15/15	12,611	14,912
	13.500% 02/15/15	21,493	25,414
	13.500% 02/20/15	8,354	9,844
	13.500% 04/15/15	3,842	4,543
	13.500% 06/15/15	4,602	5,441
	14.000% 06/15/11	3,408	3,924
	14.500% 10/15/12	1,199	1,405
	15.000% 09/15/11	31,438	36,704
	15.000% 07/15/12	2,039	2,404

	Total Mortgage-Backed Securities (cost of $303,359,163)		306,550,345
Asset-Backed Securities – 9.4%
Bank One Issuance Trust
	4.762% 12/15/10(d)	10,800,000	10,795,194
Capital One Multi-Asset Execution Trust
	4.902% 05/16/11(d)	10,000,000	10,004,672
Chase Credit Card Master Trust
	4.762% 07/15/10(d)	10,000,000	9,998,703

		Par ($)	Value ($)
Chase Funding Mortgage Loan
Asset-Backed Securities – (continued)
	5.587% 02/25/32	1,046,569	837,822
	5.850% 02/25/32	3,821,148	2,331,053
	6.150% 06/25/31	3,355,227	2,280,460
	6.899% 03/25/31	1,253,932	1,042,647
Citicorp Residential Mortgage Securities, Inc.
	6.046% 03/25/37 (d)	2,650,000	2,468,688
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	188,873	188,317
Green Tree Financial Corp.
	7.850% 08/15/25	9,100,000	8,741,889
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,700,000	1,678,116
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	5,740,000	5,321,377
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(f)	5,000,000	4,726,433
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	1,676,853	1,516,935
	5.600% 12/25/33	2,701,876	2,455,961
Residential Asset Securities Corp.
	6.656% 04/25/32	1,838,691	1,799,169
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	3,800,000	3,688,605

	Total Asset-Backed Securities (cost of $74,637,070)		69,876,041
Collateralized Mortgage Obligations – 3.6%
AGENCY – 1.2%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	8,812,000	8,989,374
I.O.:
	5.500% 01/15/23(g)	44,830	211
	5.500% 05/15/27(g)	280,691	16,573
Vendee Mortgage Trust
I.O.:
	0.304% 03/15/29(d)(g)	7,185,783	63,751
	0.440% 09/15/27(d)(g)	5,936,082	66,989
AGENCY TOTAL			9,136,898
NON - AGENCY – 2.4%
Citigroup Mortgage Loan Trust, Inc.
	5.795% 11/25/36(d)	4,976,530	4,941,832

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,217,853	2,110,332
First Horizon Asset Securities, Inc.
	5.127% 10/25/33(d)	1,761,281	1,474,217
Nomura Asset Acceptance Corp.
	6.664% 05/25/36(h)	4,220,000	2,110,000
Residential Accredit Loans, Inc.
	6.250% 03/25/17	2,845,795	2,837,159
Residential Funding Mortgage Securities, Inc.
	6.000% 02/25/37	1,491,587	1,256,235
	6.500% 03/25/32	1,013,929	974,494
	6.500% 03/25/32	760,446	676,358
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	38,272	38,179
Washington Mutual Mortgage Loan Trust
	5.933% 01/25/40(d)	1,210,202	1,210,485
NON – AGENCY TOTAL			17,629,291

	Total Collateralized Mortgage Obligations (cost of $28,539,556)		26,766,189
Commercial Mortgage-Backed Securities – 0.2%
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.821% 12/15/30(d)(g)	7,322,653	100,034
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,077,345	1,082,998

	Total Commercial Mortgage-Backed Securities (cost of $1,285,746)		1,183,032

		Shares
Securities Lending Collateral – 28.4%
	State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 4.816%)	211,067,200	211,067,200

	Total Securities Lending Collateral (cost of $211,067,200)		211,067,200

		Par ($)
Short-Term Obligation – 29.4%
	Repurchase agreement with Greenwich Capital, dated 11/30/07, due 12/03/07 at 4.450% collateralized by U.S. Government Obligations with various maturities to 01/16/09, market value $224,907,788 (repurchase proceeds $218,917,152)	218,836,000	218,836,000

Total Short-Term Obligation (cost of $218,836,000)	218,836,000

Total Investments – 156.8% (cost of $1,151,745,777)(j)(k)	1,165,549,805

Other Assets & Liabilities, Net – (56.8)%	(421,954,107)

Net Assets – 100.0%	743,595,698

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $207,157,996.

(b)	A portion of this security with a market value of $50,118,031 is pledged as collateral for open futures contracts.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(e)	Security purchased on a delayed delivery basis.

(f)	Investments in affiliates during the period ended November 30, 2007:

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16
	Par as of 08/31/07:	$5,000,000
	Par purchased:	—
	Par sold:	—
	Par as of 11/30/07:	$5,000,000
	Net realized gain/loss:	—
	Interest income earned:	$55,625
	Value at end of period:	$4,726,433

(g)	Accrued interest accumulates in the value of this security and is payable at redemption.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $1,152,696,566.

(k)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$20,781,521	$(7,928,282)	$12,853,239

At November 30, 2007, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes	60	$12,606,563	$12,579,570	Mar-08	$26,993
5-Year U.S. Treasury Notes	180	$19,819,687	$19,744,150	Mar-08	$75,537
10-Year U.S. Treasury Notes	360	$40,753,125	$40,757,108	Mar-08	$(3,983)
					$98,547

Acronym	Name
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks – 96.1%
CONSUMER DISCRETIONARY – 6.2%
Automobiles – 2.6%
	Dongfeng Motor Group Co., Ltd., Class H	9,032,000	6,983,430
	Great Wall Motor Co., Ltd., Class H	2,305,182	3,511,384
Automobiles Total			10,494,814
Distributors – 2.4%
	China Resources Enterprise Ltd.	1,140,000	4,773,213
	Li & Fung Ltd.	1,199,600	4,768,541
Distributors Total			9,541,754
Hotels, Restaurants & Leisure – 0.1%
	Home Inns & Hotels Management, Inc., ADR (a)	15,005	602,901
Hotels, Restaurants & Leisure Total			602,901
Multiline Retail – 0.0%
	New World Department Store China Ltd. (a)	63,000	71,772
Multiline Retail Total			71,772
Specialty Retail – 1.1%
	Belle International Holdings Ltd.	359,000	472,153
	Esprit Holdings Ltd.	257,200	3,841,838
Specialty Retail Total			4,313,991
CONSUMER DISCRETIONARY TOTAL			25,025,232
CONSUMER STAPLES – 2.3%
Beverages – 0.2%
	Yantai Changyu Pioneer Wine Co., Class B	148,310	1,047,663
Beverages Total			1,047,663
Food Products – 1.9%
	China Mengniu Dairy Co., Ltd.	1,666,000	5,980,606
	China Milk Products Group Ltd.	1,997,000	1,654,972
Food Products Total			7,635,578
Personal Products – 0.2%
	China Flavors & Fragrances Co., Ltd.	1,776,000	656,937
Personal Products Total			656,937
CONSUMER STAPLES TOTAL			9,340,178
ENERGY – 22.2%
Oil, Gas & Consumable Fuels – 22.2%
	China Coal Energy Co., Class H	512,000	1,617,683
	China Petroleum & Chemical Corp., Class H	13,160,000	19,741,817
	China Shenhua Energy Co., Ltd., Class H	1,846,000	10,953,731

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	CNOOC Ltd.	10,384,500	19,072,605
	PetroChina Co., Ltd., Class H	17,048,000	32,931,360
	Yanzhou Coal Mining Co., Ltd., Class H	2,752,000	5,655,315
Oil, Gas & Consumable Fuels Total			89,972,511
ENERGY TOTAL			89,972,511
FINANCIALS – 28.4%
Commercial Banks – 12.3%
	Bank of China Ltd., Class H	15,436,000	8,009,484
	China Citic Bank, Class H (a)	2,383,000	1,616,018
	China Merchants Bank Co., Ltd., Class H	4,718,300	21,785,766
	Industrial & Commercial Bank of China, Class H	23,412,000	18,582,981
Commercial Banks Total			49,994,249
Insurance – 8.4%
	China Life Insurance Co., Ltd., Class H	5,387,000	29,439,805
	Ping An Insurance (Group) Co., Ltd., Class H	424,500	4,697,009
Insurance Total			34,136,814
Real Estate Management & Development – 7.7%
	Cheung Kong Holdings Ltd.	138,000	2,584,193
	China Merchants Property Development Co., Ltd.	572,036	2,497,990
	Guangzhou R&F Properties Co. Ltd., Class H	3,114,000	13,198,389
	Shui On Land Ltd.	1,931,500	2,393,924
	Sino-Ocean Land Holdings Ltd. (a)	276,000	411,911
	Soho China Ltd. (a)	105,000	125,823
	Sun Hung Kai Properties Ltd.	149,000	3,086,804
	Swire Pacific Ltd., Class A	222,500	2,994,882
	Yanlord Land Group Ltd.	1,497,000	3,866,561
Real Estate Management & Development Total			31,160,477
FINANCIALS TOTAL			115,291,540
HEALTH CARE – 0.9%
Health Care Equipment & Supplies – 0.5%
	Mindray Medical International Ltd., ADR	52,577	2,129,369
Health Care Equipment & Supplies Total			2,129,369

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.4%
	China Shineway Pharmaceutical Group Ltd.	2,147,000	1,544,217
Pharmaceuticals Total			1,544,217
HEALTH CARE TOTAL			3,673,586
INDUSTRIALS – 12.9%
Construction & Engineering – 0.5%
	China Communications Construction Co., Ltd., Class H	776,425	2,268,660
Construction & Engineering Total			2,268,660
Electrical Equipment – 5.5%
	China High Speed Transmission Equipment Group Co. Ltd. (a)	74,000	189,896
	Dongfang Electrical Machinery Co., Ltd., Class H	502,000	4,281,147
	Harbin Power Equipment, Class H	2,640,000	8,951,509
	Shanghai Electric Group Co., Ltd., Class H	4,910,000	3,872,026
	Wasion Meters Group Ltd.	4,068,000	2,387,732
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,783,000	2,807,567
Electrical Equipment Total			22,489,877
Machinery – 1.9%
	Enric Energy Equipment Holdings Ltd. (a)	1,078,000	1,232,245
	Xinjiang Tianye Water Saving Irrigation System Co., Ltd., Class H	4,368,000	1,481,068
	Yangzijiang Shipbuilding Holdings Ltd. (a)	3,530,000	4,826,934
Machinery Total			7,540,247
Marine – 1.8%
	China Shipping Development Co. Ltd., CLass H	2,686,000	7,279,086
Marine Total			7,279,086
Transportation Infrastructure – 3.2%
	Anhui Expressway Co., Ltd., Class H	1,658,000	1,296,851
	China Merchants Holdings International Co., Ltd.	852,000	5,509,694
	Jiangsu Expressway Co., Ltd., Class H	2,648,000	2,700,392

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – (continued)
	Zhejiang Expressway Co., Ltd., Class H	2,334,000	3,321,460
Transportation Infrastructure Total			12,828,397
INDUSTRIALS TOTAL			52,406,267
INFORMATION TECHNOLOGY – 1.8%
Electronic Equipment & Instruments – 0.3%
	HON HAI Precision Industry Co., Ltd.	162,854	1,039,859
Electronic Equipment & Instruments Total			1,039,859
Software – 1.5%
	Kingdee International Software Group Co. Ltd.	1,469,000	1,169,773
	Longtop Financial Technologies Ltd., ADR (a)	1,400	35,084
	Perfect World Co., Ltd., ADR (a)	199,849	4,840,343
Software Total			6,045,200
INFORMATION TECHNOLOGY TOTAL			7,085,059
MATERIALS – 2.9%
Metals & Mining – 2.9%
	Aluminum Corp. of China Ltd., Class H	5,198,000	11,736,633
	Hidili Industry International Development Ltd. (a)	136,000	176,421
Metals & Mining Total			11,913,054
MATERIALS TOTAL			11,913,054
TELECOMMUNICATION SERVICES – 18.5%
Diversified Telecommunication Services – 2.1%
	China Telecom Corp., Ltd., Class H	10,110,000	8,076,625
	Chunghwa Telecom Co., Ltd.	92,902	185,447
Diversified Telecommunication Services Total			8,262,072
Wireless Telecommunication Services – 16.4%
	China Mobile Ltd.	3,690,500	66,596,273
Wireless Telecommunication Services Total			66,596,273
TELECOMMUNICATION SERVICES TOTAL			74,858,345

	Total Common Stocks (cost of $166,058,160)		389,565,772

Par ($)
Short-Term Obligation – 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 3.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/28, market value $14,982,637 (repurchase proceeds $14,690,868)	14,687,000	14,687,000

4

Total Short-Term Obligation (cost of $14,687,000)	14,687,000

Total Investments – 99.7% (cost of $180,745,160)(b)(c)	404,252,772

Other Assets & Liabilities, Net – 0.3%	1,138,349

Net Assets – 100.0%	405,391,121

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $180,745,160.

(c)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$225,758,089	$(2,250,477)	$223,507,612

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 10.4%
Auto Components – 2.4%
	Continental AG	79,428	10,331,276
	Denso Corp.	314,700	12,829,870
	Stanley Electric Co., Ltd.	407,900	9,985,042
Auto Components Total			33,146,188
Automobiles – 2.4%
	Dongfeng Motor Group Co., Ltd., Class H	13,214,000	10,216,901
	Peugeot SA	122,531	9,518,537
	Toyota Motor Corp.	231,100	12,978,122
Automobiles Total			32,713,560
Hotels, Restaurants & Leisure – 1.4%
	Genting Berhad	3,117,700	7,320,502
	Paddy Power PLC	380,098	11,955,390
Hotels, Restaurants & Leisure Total			19,275,892
Household Durables – 0.9%
	JM AB	174,900	3,599,300
	Matsushita Electric Industrial Co., Ltd.	448,000	9,011,205
Household Durables Total			12,610,505
Leisure Equipment & Products – 0.6%
	Nikon Corp.	283,000	8,786,842
Leisure Equipment & Products Total			8,786,842
Media – 1.4%
	Vivendi SA	416,727	19,136,948
Media Total			19,136,948
Specialty Retail – 0.7%
	Esprit Holdings Ltd.	633,700	9,465,680
Specialty Retail Total			9,465,680
Textiles, Apparel & Luxury Goods – 0.6%
	Nisshinbo Industries, Inc.	622,000	8,267,957
Textiles, Apparel & Luxury Goods Total			8,267,957
CONSUMER DISCRETIONARY TOTAL			143,403,572
CONSUMER STAPLES – 8.3%
Beverages – 2.1%
	Fomento Economico Mexicano SAB de CV, ADR	365,614	11,845,894
	Heineken NV	267,492	17,562,784
Beverages Total			29,408,678
Food & Staples Retailing – 1.1%
	Massmart Holdings Ltd.	773,124	8,293,615

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
	Metro, Inc., Class A	257,822	7,477,212
Food & Staples Retailing Total			15,770,827
Food Products – 2.7%
	China Milk Products Group Ltd.	7,170,000	5,941,989
	Nestle SA, Registered Shares	19,220	9,215,010
	Toyo Suisan Kaisha Ltd.	397,000	7,449,444
	Unilever PLC	391,211	14,348,546
Food Products Total			36,954,989
Personal Products – 0.3%
	Shiseido Co., Ltd.	167,000	3,990,325
Personal Products Total			3,990,325
Tobacco – 2.1%
	Imperial Tobacco Group PLC	182,308	9,426,396
	Japan Tobacco, Inc.	3,429	19,380,030
Tobacco Total			28,806,426
CONSUMER STAPLES TOTAL			114,931,245
ENERGY – 7.6%
Energy Equipment & Services – 1.1%
	Technip SA	67,666	5,516,826
	TGS Nopec Geophysical Co. ASA (a)	661,700	9,089,875
Energy Equipment & Services Total			14,606,701
Oil, Gas & Consumable Fuels – 6.5%
	BP PLC	698,774	8,475,995
	BP PLC, ADR	164,770	11,985,370
	PetroChina Co., Ltd., Class H	6,852,000	13,235,903
	Royal Dutch Shell PLC, Class B	263,251	10,564,570
	StatoilHydro ASA	358,450	11,631,693
	Total SA	288,923	23,344,623
	Yanzhou Coal Mining Co., Ltd., Class H	5,408,000	11,113,352
Oil, Gas & Consumable Fuels Total			90,351,506
ENERGY TOTAL			104,958,207
FINANCIALS – 24.9%
Capital Markets – 3.1%
	Credit Suisse Group, Registered Shares	300,510	18,082,872
	Deutsche Bank AG, Registered Shares	151,159	19,855,997
	UBS AG, Registered Shares	99,108	5,005,498
Capital Markets Total			42,944,367

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 15.5%
	Australia & New Zealand Banking Group Ltd.	328,791	8,176,872
	Banco Bilbao Vizcaya Argentaria SA	924,032	22,994,345
	Banco Santander SA	1,340,804	28,716,803
	Bank of Ireland	583,087	9,298,001
	Barclays PLC	1,561,552	18,074,522
	BNP Paribas	193,004	21,783,715
	Bumiputra-Commerce Holdings Berhad	1,655,700	5,265,564
	DBS Group Holdings Ltd.	623,000	8,647,997
	HBOS PLC	407,531	6,685,987
	HSBC Holdings PLC	974,503	16,628,889
	Industrial & Commercial Bank of China, Class H	6,355,000	5,044,201
	Mizuho Financial Group, Inc.	1,552	8,310,669
	Societe Generale	111,482	17,219,325
	Swedbank AB, Class A	248,900	8,024,069
	United Overseas Bank Ltd.	1,146,900	15,682,749
	Westpac Banking Corp.	549,479	13,747,772
Commercial Banks Total			214,301,480
Consumer Finance – 0.4%
	ORIX Corp.	29,710	6,040,129
Consumer Finance Total			6,040,129
Diversified Financial Services – 0.6%
	Fortis	292,340	7,830,803
Diversified Financial Services Total			7,830,803
Insurance – 3.9%
	Aviva PLC	669,736	9,390,528
	Axis Capital Holdings Ltd. (b)	268,459	10,239,026
	Baloise Holding AG, Registered Shares	114,437	11,044,072
	Brit Insurance Holdings PLC	2,031,806	10,714,492
	Swiss Reinsurance, Registered Shares	167,429	12,410,635
Insurance Total			53,798,753
Real Estate Management & Development – 1.4%
	Hongkong Land Holdings Ltd.	1,463,000	7,256,480
	Swire Pacific Ltd., Class A	851,800	11,465,350
Real Estate Management & Development Total			18,721,830
FINANCIALS TOTAL			343,637,362
HEALTH CARE – 8.5%
Pharmaceuticals – 8.5%
	AstraZeneca PLC	374,310	17,776,464

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Biovail Corp.	717,643	10,972,761
	Kyowa Hakko Kogyo Co., Ltd.	610,000	6,889,709
	Novartis AG, Registered Shares	495,086	28,130,135
	Novo-Nordisk A/S, Class B	48,725	6,184,237
	Ono Pharmaceutical Co., Ltd.	152,500	7,781,803
	Roche Holding AG, Genusschein Shares	100,793	19,178,748
	Takeda Pharmaceutical Co., Ltd.	186,200	11,897,764
	Teva Pharmaceutical Industries Ltd., ADR	183,200	8,176,216
Pharmaceuticals Total			116,987,837
HEALTH CARE TOTAL			116,987,837
INDUSTRIALS – 10.1%
Aerospace & Defense – 0.9%
	MTU Aero Engines Holding AG	160,235	8,560,869
	Rolls-Royce Group PLC (a)	433,237	4,707,307
	Rolls-Royce Group PLC, Class B	17,502,774	35,984
Aerospace & Defense Total			13,304,160
Airlines – 0.4%
	British Airways PLC (a)	762,443	5,349,116
Airlines Total			5,349,116
Building Products – 0.9%
	Geberit AG, Registered Shares	87,137	11,987,060
Building Products Total			11,987,060
Commercial Services & Supplies – 0.8%
	Randstad Holding NV	231,659	10,990,712
Commercial Services & Supplies Total			10,990,712
Construction & Engineering – 0.6%
	Peab AB	570,400	5,735,287
	Peab Industri AB, Class B (a)	285,200	2,155,754
Construction & Engineering Total			7,891,041
Electrical Equipment – 0.5%
	Mitsubishi Electric Corp.	614,000	7,017,774
Electrical Equipment Total			7,017,774
Industrial Conglomerates – 1.0%
	Keppel Corp., Ltd.	1,538,000	14,232,873
Industrial Conglomerates Total			14,232,873
Machinery – 3.2%
	Georg Fischer AG, Registered Shares (a)	15,266	10,042,091

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Glory Ltd.	243,200	6,544,283
	Komatsu Ltd.	311,800	9,400,441
	SKF AB, Class B	472,800	8,342,507
	Volvo AB, Class B	584,950	9,978,098
Machinery Total			44,307,420
Marine – 0.4%
	U-Ming Marine Transport Corp.	1,950,000	5,222,243
Marine Total			5,222,243
Trading Companies & Distributors – 1.4%
	Hitachi High-Technologies Corp.	233,300	5,207,074
	Itochu Corp.	1,310,000	13,723,080
Trading Companies & Distributors Total			18,930,154
INDUSTRIALS TOTAL			139,232,553
INFORMATION TECHNOLOGY – 9.1%
Communications Equipment – 2.4%
	Nokia Oyj	833,470	33,251,009
Communications Equipment Total			33,251,009
Electronic Equipment & Instruments – 1.5%
	FUJIFILM Holdings Corp.	360,300	15,888,674
	Kyocera Corp.	54,800	4,907,168
Electronic Equipment & Instruments Total			20,795,842
Internet Software & Services – 1.2%
	United Internet AG, Registered Shares	698,800	16,397,852
Internet Software & Services Total			16,397,852
IT Services – 1.1%
	CGI Group, Inc., Class A (a)	753,800	8,571,135
	Computershare Ltd.	639,611	5,733,458
IT Services Total			14,304,593
Office Electronics – 1.0%
	Canon, Inc.	264,800	13,845,907
Office Electronics Total			13,845,907
Semiconductors & Semiconductor Equipment – 1.2%
	Infineon Technologies AG (a)	633,990	7,559,094
	Verigy Ltd. (a)	364,200	9,225,186
Semiconductors & Semiconductor Equipment Total			16,784,280

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.7%
	Nintendo Co., Ltd.	15,700	9,537,416
Software Total			9,537,416
INFORMATION TECHNOLOGY TOTAL			124,916,899
MATERIALS – 10.1%
Chemicals – 3.4%
	BASF AG	146,817	20,353,125
	Linde AG	102,262	13,377,614
	Shin-Etsu Chemical Co., Ltd.	231,000	13,658,552
Chemicals Total			47,389,291
Construction Materials – 0.9%
	Ciments Francais SA	74,815	12,516,778
Construction Materials Total			12,516,778
Metals & Mining – 5.8%
	BHP Biliton PLC	368,241	12,166,061
	JFE Holdings, Inc.	191,300	10,415,920
	Norsk Hydro ASA	391,300	5,396,512
	Rio Tinto PLC	121,457	14,083,274
	Salzgitter AG	80,059	12,760,483
	SSAB Svenskt Stal AB, Series A	411,000	11,288,116
	Yamato Kogyo Co., Ltd.	312,700	13,311,173
Metals & Mining Total			79,421,539
MATERIALS TOTAL			139,327,608
TELECOMMUNICATION SERVICES – 5.2%
Diversified Telecommunication Services – 3.1%
	Bezeq Israeli Telecommunication Corp., Ltd.	6,205,048	11,358,852
	Chunghwa Telecom Co., Ltd., ADR	461,345	9,194,606
	Telefonica O2 Czech Republic AS	477,299	14,395,030
	Telekomunikacja Polska SA	958,607	8,626,472
Diversified Telecommunication Services Total			43,574,960
Wireless Telecommunication Services – 2.1%
	China Mobile Ltd.	797,300	14,387,538
	KDDI Corp.	1,131	8,000,414

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Philippine Long Distance Telephone Co., ADR	87,929	6,386,283
Wireless Telecommunication Services Total			28,774,235
TELECOMMUNICATION SERVICES TOTAL			72,349,195
UTILITIES – 4.6%
Electric Utilities – 4.1%
	British Energy Group PLC	1,519,251	16,335,528
	E.ON AG	144,857	29,524,508
	Tenaga Nasional Berhad	4,225,900	11,618,242
Electric Utilities Total			57,478,278
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	1,327,000	6,592,305
Gas Utilities Total			6,592,305
UTILITIES TOTAL			64,070,583

	Total Common Stocks (cost of $1,095,126,808)		1,363,815,061
Investment Company – 0.5%
	iShares MSCI Brazil Index Fund	79,850	6,463,857

	Total Investment Company (cost of $6,322,622)		6,463,857

		Par ($)
Short-Term Obligation – 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 3.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/28, market value $12,607,200 (repurchase proceeds $12,362,255)	12,359,000	12,359,000

	Total Short-Term Obligation (cost of $12,359,000)		12,359,000

7

Total Investments – 100.2% (cost of $1,113,808,430)(c)(d)	1,382,637,918

Other Assets & Liabilities, Net – (0.2)%	(2,990,042)

Net Assets – 100.0%	1,379,647,876

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic for valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)	Security pledged as collateral for open written option contracts.

(c)	Cost for federal income tax purposes is $1,113,808,430.

(d)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$320,573,408	$(51,743,920)	$268,829,488

8

For the three months ended November 30, 2007, transactions in written option contracts  were as follows:

	Number of contracts	Premium received

Options outstanding at August 31, 2007	1,340	$63,381
Options written	2,680	261,821
Options terminated in closing purchase transactions	–	–
Options exercised	–	–
Options expired	(1,340)	(63,381)
Options outstanding at November 30, 2007	2,680	$261,821

At November 30, 2007, the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Axis Capital Holdings Ltd.	$40	2,680	12/22/07	$261,821	$67,000
Total written call options (proceeds $261,821)					$ 67,000

At November 30, 2007,  the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)

AUD	$68,192,131	$64,471,646	12/18/07	$3,720,485
AUD	2,825,012	2,793,225	12/18/07	31,787
AUD	1,422,655	1,443,675	12/18/07	(21,020)
DKK	7,108,292	6,763,399	12/18/07	344,893
EUR	64,038,079	60,844,390	12/18/07	3,193,689
EUR	9,871,714	9,522,389	12/18/07	349,325
EUR	7,213,888	6,977,985	12/18/07	235,903
EUR	10,395,669	10,161,552	12/18/07	234,117
EUR	19,045,310	18,649,061	12/18/07	396,249
EUR	2,654,898	2,694,098	12/18/07	(39,200)
JPY	2,926,637	2,860,015	12/18/07	66,622
JPY	6,042,693	5,840,069	12/18/07	202,624
NZD	1,412,275	1,370,656	12/18/07	41,619
NOK	2,830,160	2,887,700	12/18/07	(57,540)
NOK	2,645,761	2,697,582	12/18/07	(51,821)
GBP	130,185,359	126,544,203	12/18/07	3,641,156
GBP	4,366,430	4,331,685	12/18/07	34,745
KRW	5,401,104	5,368,504	12/18/07	32,600
SEK	2,820,981	2,859,546	12/18/07	(38,565)
SEK	6,572,531	6,685,724	12/18/07	(113,193)
CHF	3,302,609	3,367,960	12/18/07	(65,351)
				$12,139,124

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)

AUD	$6,753,290	$6,701,129	12/18/07	$52,161
CAD	26,999,324	27,770,677	12/18/07	(771,353)
CZK	13,511,623	14,851,354	12/18/07	(1,339,731)
EUR	2,860,845	2,853,942	12/18/07	6,903
EUR	6,685,848	6,615,292	12/18/07	70,556

9

ILS	9,468,727	10,079,535	12/18/07	(610,808)
ILS	8,654,732	9,121,556	12/18/07	(466,824)
JPY	8,212,295	8,392,632	12/18/07	(180,337)
JPY	4,183,886	4,316,330	12/18/07	(132,444)
MYR	24,221,198	25,017,331	12/18/07	(796,133)
MXN	8,074,761	8,288,628	12/18/07	(213,867)
TWD	8,054,609	8,274,404	12/18/07	(219,795)
TWD	2,778,780	2,834,301	12/18/07	(55,521)
TWD	4,320,172	4,362,157	12/18/07	(41,985)
NOK	9,463,203	9,593,451	12/18/07	(130,248)
NOK	5,741,087	5,593,266	12/18/07	147,821
PHP	5,752,371	5,950,280	12/18/07	(197,909)
PLN	8,079,657	8,938,631	12/18/07	(858,974)
GBP	2,716,012	2,780,131	12/18/07	(64,119)
GBP	12,036,730	11,995,866	12/18/07	40,864
GBP	4,041,382	3,994,513	12/18/07	46,869
SGD	22,877,449	23,823,168	12/18/07	(945,719)
KRW	8,077,136	8,141,990	12/18/07	(64,854)
SEK	20,221,903	21,157,750	12/18/07	(935,847)
SEK	2,690,987	2,655,032	12/18/07	35,955
CHF	27,088,017	28,233,546	12/18/07	(1,145,529)
CHF	5,729,767	5,890,757	12/18/07	(160,990)
				$(8,931,858)

Acronym	Name

ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 13.4%
Diversified Consumer Services – 1.9%
	Apollo Group, Inc., Class A (a)	227,640	17,419,013
	DeVry, Inc.	130,580	7,179,288
	Strayer Education, Inc.	36,550	6,610,433
Diversified Consumer Services Total			31,208,734
Hotels, Restaurants & Leisure – 3.8%
	Ctrip.com International Ltd., ADR	141,853	8,526,784
	Penn National Gaming, Inc. (a)	137,920	8,213,136
	Scientific Games Corp., Class A (a)	314,230	10,177,910
	Starbucks Corp. (a)	281,500	6,584,285
	Starwood Hotels & Resorts Worldwide, Inc.	140,120	7,521,642
	WMS Industries, Inc. (a)	197,790	6,606,186
	Yum! Brands, Inc.	379,950	14,115,142
Hotels, Restaurants & Leisure Total			61,745,085
Internet & Catalog Retail – 0.6%
	Priceline.com, Inc. (a)	95,040	10,815,552
Internet & Catalog Retail Total			10,815,552
Leisure Equipment & Products – 0.3%
	Mattel, Inc.	280,190	5,598,196
Leisure Equipment & Products Total			5,598,196
Media – 0.6%
	Liberty Global, Inc., Class A (a)	152,270	6,185,207
	Regal Entertainment Group, Class A	220,950	4,372,601
	Media Total		10,557,808
Multiline Retail – 0.6%
	Nordstrom, Inc.	274,842	9,218,201
Multiline Retail Total			9,218,201
Specialty Retail – 4.0%
	Abercrombie & Fitch Co., Class A	85,910	7,048,056
	Dick’s Sporting Goods, Inc. (a)	208,990	6,533,027
	GameStop Corp., Class A (a)	179,230	10,296,764
	Guess ?, Inc.	163,348	7,665,922
	Tiffany & Co.	271,170	12,590,423
	TJX Companies, Inc.	363,180	10,655,701
	Urban Outfitters, Inc. (a)	386,770	10,133,374
Specialty Retail Total			64,923,267
Textiles, Apparel & Luxury Goods – 1.6%
	Coach, Inc. (a)	207,776	7,716,801

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	CROCS, Inc. (a)	256,110	9,995,973
	Phillips-Van Heusen Corp.	187,550	7,955,871
Textiles, Apparel & Luxury Goods Total			25,668,645
CONSUMER DISCRETIONARY TOTAL			219,735,488
CONSUMER STAPLES – 3.9%
Beverages – 0.9%
	Hansen Natural Corp. (a)	139,680	6,063,509
	Pepsi Bottling Group, Inc.	186,940	7,976,730
Beverages Total			14,040,239
Food & Staples Retailing – 0.4%
	Kroger Co.	253,460	7,286,975
Food & Staples Retailing Total			7,286,975
Food Products – 1.6%
	Bunge Ltd.	81,910	9,201,769
	H.J. Heinz Co.	180,150	8,521,095
	Wm. Wrigley Jr. Co.	142,460	9,117,440
Food Products Total			26,840,304
Personal Products – 0.6%
	Avon Products, Inc.	233,410	9,581,480
	Personal Products Total		9,581,480
Tobacco – 0.4%
	Loews Corp. - Carolina Group	75,850	6,746,858
Tobacco Total			6,746,858
CONSUMER STAPLES TOTAL			64,495,856
ENERGY – 13.0%
Energy Equipment & Services – 6.9%
	Cameron International Corp. (a)	164,410	15,327,944
	Diamond Offshore Drilling, Inc.	229,030	26,665,963
	FMC Technologies, Inc. (a)	210,940	11,724,045
	National-Oilwell Varco, Inc. (a)	307,800	20,976,570
	Noble Corp.	204,710	10,671,532
	Oceaneering International, Inc. (a)	120,290	7,675,705
	Weatherford International Ltd. (a)	309,640	19,389,657
Energy Equipment & Services Total			112,431,416
Oil, Gas & Consumable Fuels – 6.1%
	Chesapeake Energy Corp.	232,580	8,803,153
	CONSOL Energy, Inc.	117,490	6,964,807
	Continental Resources, Inc. (a)	730,987	17,412,110

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Denbury Resources, Inc. (a)	326,650	17,416,978
	Frontier Oil Corp.	149,510	6,608,342
	Peabody Energy Corp.	206,920	11,513,029
	Range Resources Corp.	166,180	6,760,202
	Southwestern Energy Co. (a)	289,544	14,410,605
	Williams Companies, Inc.	282,740	9,813,906
Oil, Gas & Consumable Fuels Total			99,703,132
ENERGY TOTAL			212,134,548
FINANCIALS – 6.6%
Capital Markets – 3.5%	Affiliated Managers Group, Inc. (a)	120,850	15,015,613
	BlackRock, Inc., Class A	43,500	8,629,095
	Lazard Ltd., Class A	196,990	9,585,533
	T. Rowe Price Group, Inc.	222,520	13,680,530
	Waddell & Reed Financial, Inc., Class A	298,940	10,217,769
Capital Markets Total			57,128,540
Diversified Financial Services – 1.3%
	CME Group, Inc.	20,306	13,373,532
	Intercontinental Exchange, Inc. (a)	45,540	7,603,358
Diversified Financial Services Total			20,976,890
Real Estate Investment Trusts (REITs) – 1.8%
	Digital Realty Trust, Inc.	172,189	6,570,732
	Plum Creek Timber Co., Inc.	191,880	8,897,475
	ProLogis	120,030	7,852,363
	Public Storage, Inc.	83,490	6,457,117
Real Estate Investment Trusts (REITs) Total			29,777,687
FINANCIALS TOTAL			107,883,117
HEALTH CARE – 16.2%
Biotechnology – 2.5%	Alexion Pharmaceuticals, Inc. (a)	100,030	7,274,182
	Amylin Pharmaceuticals, Inc. (a)	236,020	9,013,604
	Celgene Corp. (a)	153,400	9,441,770
	Cephalon, Inc. (a)	122,710	9,193,433
	PDL BioPharma, Inc. (a)	355,720	6,299,801
Biotechnology Total			41,222,790
Health Care Equipment & Supplies – 3.0%
	Beckman Coulter, Inc.	112,611	7,964,976
	Gen-Probe, Inc. (a)	102,320	6,844,185
	Hologic, Inc. (a)	133,756	8,880,061

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Intuitive Surgical, Inc. (a)	51,601	16,908,615
	Mindray Medical International Ltd., ADR	203,550	8,243,775
Health Care Equipment & Supplies Total			48,841,612
Health Care Providers & Services – 5.2%
	Brookdale Senior Living, Inc.	192,060	6,357,186
	CIGNA Corp.	184,260	9,878,179
	Coventry Health Care, Inc. (a)	108,190	6,262,037
	Express Scripts, Inc. (a)	177,990	12,058,822
	Laboratory Corp. of America Holdings (a)	189,100	13,741,897
	McKesson Corp.	124,810	8,328,571
	Medco Health Solutions, Inc. (a)	135,810	13,579,642
	Pediatrix Medical Group, Inc. (a)	99,610	6,440,783
	Quest Diagnostics, Inc.	140,000	7,708,400
Health Care Providers & Services Total			84,355,517
Health Care Technology – 0.7%
	Allscripts Healthcare Solutions, Inc. (a)	320,627	5,671,892
	Cerner Corp. (a)	109,340	6,533,065
Health Care Technology Total			12,204,957
Life Sciences Tools & Services – 2.3%
	Covance, Inc. (a)	146,470	12,791,225
	Illumina, Inc. (a)	87,910	5,080,319
	Pharmaceutical Product Development, Inc.	287,560	12,175,291
	Thermo Fisher Scientific, Inc. (a)	143,210	8,254,624
Life Sciences Tools & Services Total			38,301,459
Pharmaceuticals – 2.5%
	Allergan, Inc.	312,240	20,932,570
	Forest Laboratories, Inc. (a)	325,000	12,528,750
	Shire PLC, ADR	109,450	7,765,477
Pharmaceuticals Total			41,226,797
HEALTH CARE TOTAL			266,153,132
INDUSTRIALS – 16.8%
Aerospace & Defense – 3.4%
	Goodrich Corp.	165,260	11,781,385
	L-3 Communications Holdings, Inc.	111,330	12,318,665
	Precision Castparts Corp.	133,073	19,606,976
	Rockwell Collins, Inc.	173,150	12,487,578
Aerospace & Defense Total			56,194,604

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 0.6%
	C.H. Robinson Worldwide, Inc.	192,210	9,908,426
Air Freight & Logistics Total			9,908,426
Commercial Services & Supplies – 3.1%
	Corporate Executive Board Co.	94,570	6,344,701
	Dun & Bradstreet Corp.	67,870	6,056,040
	FTI Consulting, Inc. (a)	175,234	9,988,338
	IHS, Inc., Class A (a)	100,310	7,035,743
	Monster Worldwide, Inc. (a)	301,767	10,190,672
	Stericycle, Inc. (a)	187,410	11,029,079
Commercial Services & Supplies Total			50,644,573
Construction & Engineering – 0.7%
	Foster Wheeler Ltd. (a)	82,950	12,359,550
	Construction & Engineering Total		12,359,550
Electrical Equipment – 3.3%
	AMETEK, Inc.	195,880	8,618,720
	First Solar, Inc. (a)	29,070	6,893,950
	General Cable Corp. (a)	121,170	9,012,625
	Roper Industries, Inc.	172,120	10,921,014
	SunPower Corp., Class A (a)	75,870	9,441,263
	Suntech Power Holdings Co., Ltd., ADR (a)	106,820	8,456,939
Electrical Equipment Total			53,344,511
Industrial Conglomerates – 1.1%
	McDermott International, Inc. (a)	337,300	17,640,790
	Industrial Conglomerates Total		17,640,790
Machinery – 4.1%
	AGCO Corp. (a)	97,730	6,737,506
	Cummins, Inc.	133,590	15,616,671
	Flowserve Corp.	84,550	7,955,310
	Joy Global, Inc.	192,868	11,186,344
	Manitowoc Co., Inc.	211,890	9,291,376
	Oshkosh Truck Corp.	158,320	7,613,609
	Terex Corp. (a)	136,510	8,798,069
Machinery Total			67,198,885
Road & Rail – 0.5%
	Landstar System, Inc.	211,230	8,402,729
Road & Rail Total			8,402,729
INDUSTRIALS TOTAL			275,694,068
INFORMATION TECHNOLOGY – 16.0%
Communications Equipment – 2.1%
	Harris Corp.	269,640	16,925,303

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Juniper Networks, Inc. (a)	220,430	6,551,179
Research In Motion Ltd. (a)	95,210	10,836,802
Communications Equipment Total		34,313,284
Computers & Peripherals – 0.3%
SanDisk Corp. (a)	136,140	5,097,081
Computers & Peripherals Total		5,097,081
Electronic Equipment & Instruments – 0.8%
Trimble Navigation Ltd. (a)	179,860	6,667,410
Tyco Electronics Ltd.	191,150	7,147,099
Electronic Equipment & Instruments Total		13,814,509
Internet Software & Services – 3.2%
DealerTrack Holdings, Inc. (a)	190,710	8,112,803
Equinix, Inc. (a)	285,140	29,685,926
Omniture, Inc. (a)	236,220	6,711,010
VeriSign, Inc. (a)	199,580	8,162,822
Internet Software & Services Total		52,672,561
IT Services – 2.1%
DST Systems, Inc. (a)	77,570	6,574,058
Global Payments, Inc.	243,210	10,511,536
Mastercard, Inc., Class A	52,560	10,546,164
Paychex, Inc.	158,620	6,186,180
IT Services Total		33,817,938
Semiconductors & Semiconductor Equipment – 2.0%
Broadcom Corp., Class A (a)	358,450	9,584,953
MEMC Electronic Materials, Inc. (a)	96,084	7,454,197
Microchip Technology, Inc.	143,670	4,136,259
Silicon Laboratories, Inc. (a)	109,260	4,057,917
Tessera Technologies, Inc. (a)	177,860	6,868,953
Semiconductors & Semiconductor Equipment Total		32,102,279
Software – 5.5%
Activision, Inc. (a)	342,250	7,580,837
Autodesk, Inc. (a)	170,839	8,044,809
Citrix Systems, Inc. (a)	250,077	9,247,847
Cognos, Inc. (a)	143,890	8,242,019
Concur Technologies, Inc. (a)	215,503	8,094,293
Electronic Arts, Inc. (a)	190,480	10,703,071
FactSet Research Systems, Inc.	141,020	8,839,134
McAfee, Inc. (a)	360,610	14,045,759

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Salesforce.com, Inc. (a)	128,550	7,292,642
	VMware, Inc., Class A (a)	94,340	8,619,846
Software Total			90,710,257
INFORMATION TECHNOLOGY TOTAL			262,527,909
MATERIALS – 7.1%
Chemicals – 4.1%
	Agrium, Inc.	117,920	6,820,493
	Albemarle Corp.	208,434	9,200,277
	Monsanto Co.	173,230	17,213,865
	Potash Corp. of Saskatchewan, Inc. (b)	196,760	23,589,556
	Syngenta AG, ADR	200,510	9,935,270
Chemicals Total			66,759,461
Construction Materials – 0.5%
	Vulcan Materials Co.	98,680	8,762,784
	Construction Materials Total		8,762,784
Metals & Mining – 2.5%
	Allegheny Technologies, Inc.	115,110	11,252,003
	Cleveland-Cliffs, Inc.	101,460	9,151,692
	Freeport-McMoRan Copper & Gold, Inc.	136,539	13,507,803
	Lundin Mining Corp. (a)	676,830	6,565,251
Metals & Mining Total			40,476,749
MATERIALS TOTAL			115,998,994
TELECOMMUNICATION SERVICES – 2.8%
Wireless Telecommunication Services – 2.8%
	American Tower Corp., Class A (a)	431,767	19,662,669
	Crown Castle International Corp. (a)	193,830	8,131,169
	Millicom International Cellular SA (a)	77,050	9,190,524
	NII Holdings, Inc. (a)	159,920	8,821,187
Wireless Telecommunication Services Total			45,805,549
TELECOMMUNICATION SERVICES TOTAL			45,805,549
UTILITIES – 2.2%
Electric Utilities – 0.9%
	PPL Corp.	289,220	14,738,651
	Electric Utilities Total		14,738,651
Gas Utilities – 0.6%
	Questar Corp.	177,890	9,508,221
	Gas Utilities Total		9,508,221
Independent Power Producers & Energy Traders – 0.7%
	Constellation Energy Group, Inc.	72,550	7,270,235

7

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – (continued)
	Mirant Corp. (a)	118,720	4,581,405
	Independent Power Producers & Energy Traders Total		11,851,640
UTILITIES TOTAL			36,098,512

	Total Common Stocks
	(cost of $1,307,313,414)		1,606,527,173
Purchased Put Option – 0.0%
	Potash Corp. of Saskatchewan, Inc. Expiring 12/22/07 @ 100.00	196,700	173,096

	Total Purchased Put Option
	(cost of $727,751)		173,096

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 3.160%, collateralized by U.S. Treasury Obligations with various maturities to 02/28/11, market value $40,335,975 (repurchase proceeds $39,550,412)	39,540,000	39,540,000

	Total Short-Term Obligation
	(cost of $39,540,000)		39,540,000

	Total Investments – 100.4%
	(cost of $1,347,581,165)(c)(d)		1,646,240,269

	Other Assets & Liabilities, Net – (0.4)%		(7,274,909)

	Net Assets – 100.0%		1,638,965,360

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	A portion of this security is pledged as collateral for open written option contracts.

(c)	Cost for federal income tax purposes is $1,347,581,165.

(d)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$334,333,966	$(35,674,862)	$298,659,104

For the three months ended November 30, 2007, transactions in written options contracts were as follows:

	Number of	Premium
	contracts	received
Options outstanding at August 31, 2007	—	$—
Options written	3,035	1,082,963
Options terminated in closing purchase transactions	(1,068)	(502,038)
Options exercised	—	—
Options expired	—	—
Options outstanding at November 30, 2007	1,967	$580,925

9

At November 30, 2007, the Fund held the following written call options:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Potash Corp. of Saskatchewan, Inc.	130	1,967	12/22/07	$580,925	$501,585
Total written call options (proceeds $580,925)					$501,585

Acronym	Name

ADR	American Depository Receipt

10

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 6.4%
Education – 6.4%
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,865,223
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,825,520
OR Health Sciences University
	Series 1996 A,
	Insured: MBIA:
	(a) 07/01/09	1,530,000	1,449,430
	(a) 07/01/12	1,315,000	1,116,501
	(a) 07/01/14	2,550,000	1,995,222
	(a) 07/01/15	4,325,000	3,238,560
	(a) 07/01/21	12,515,000	6,809,662
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	561,987
	5.500% 10/01/18	1,000,000	1,017,520
	Reed College Project,
	Series 1995 A,
	Insured: MBIA
	5.100% 07/01/10	690,000	707,754
OR Multnomah County Educational Facilities Authority
	University of Portland Project,
	Series 2000:
	5.700% 04/01/15	1,000,000	1,030,510
	6.000% 04/01/20	1,000,000	1,030,380
	6.000% 04/01/25	500,000	511,850
	Education Total		24,160,119
	EDUCATION TOTAL		24,160,119
HEALTH CARE – 8.6%
Continuing Care Retirement – 0.7%	Mennonite Home Albany,
OR Albany Hospital Facility Authority	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	660,185
	5.000% 10/01/12	680,000	687,208

OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.250% 12/01/26	1,400,000	1,322,832
Continuing Care Retirement Total			2,670,225
Hospitals – 7.9%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Series 1998:
	4.800% 10/01/11	245,000	249,197
	5.200% 10/01/17	2,255,000	2,291,260
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	514,993
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,036,199
	5.500% 02/15/13	5,450,000	5,664,566
	5.500% 02/15/14	2,385,000	2,478,897
	Series 2001:
	4.600% 05/01/10	885,000	906,957
	5.250% 05/01/21	4,890,000	5,059,096
	5.750% 05/01/12	2,000,000	2,153,960
	5.750% 05/01/16	1,500,000	1,596,810
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: MBIA:
	5.250% 08/15/10	485,000	495,835
	5.250% 08/15/11	260,000	265,606
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,169,822
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,569,055
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.750% 12/01/20	285,000	298,307
Hospitals Total			29,750,560
HEALTH CARE TOTAL			32,420,785
HOUSING – 3.0%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 2005:
	5.000% 10/01/19	1,000,000	987,640
	5.125% 10/01/24	1,000,000	964,420
Assisted Living/Senior Total			1,952,060
Multi-Family – 0.6%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A,
	5.800% 12/01/16	2,255,000	2,255,496
Multi-Family Total			2,255,496
Single-Family – 1.9%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	190,000	197,364
	Series 1998 A,
	4.850% 07/01/10	120,000	122,058
	Series 1999 E,
	5.375% 07/01/21	2,470,000	2,530,416
	Series 1999 M, AMT,
	5.800% 07/01/12	130,000	132,957
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	385,000	391,464
	5.800% 07/01/14	340,000	346,049
	6.000% 07/01/20	940,000	958,208
	Series 2001 J,
	5.150% 07/01/24	1,490,000	1,516,090
	Series 2001 Q:
	4.700% 07/01/15	500,000	514,565
	4.900% 07/01/17	485,000	499,138
Single-Family Total			7,208,309
HOUSING TOTAL			11,415,865
OTHER – 27.9%
Other – 1.3%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
	6.650% 11/15/22(b)	3,385,000	3,392,853
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	1,200,000	1,262,328
		Other Total	4,655,181
Refunded/Escrowed(c) – 26.6%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,880,412
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 A:
	Pre-refunded 04/01/09,
	Insured: FSA
	5.250% 04/01/13	1,600,000	1,656,768
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,851,638
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,307,296
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,481,323
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,382,585
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,480,000	1,579,190
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,506,393
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,128,681
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	5.250% 06/01/11	1,000,000	1,029,100
	School District No. 7J, Lake Oswega,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,384,523
	5.375% 06/01/17	2,535,000	2,710,245
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,928,280
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,750,825
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,163,660
	5.600% 01/01/27	5,550,000	6,025,191
	5.600% 01/01/32	2,000,000	2,171,240
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,073,990
OR Jackson County
	School District No. 4, Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,073,990
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,070,029
OR Lebanon Urban Renewal Agency
	Series 1999,
	Pre-refunded 06/01/09,
	5.625% 06/01/19	1,000,000	1,034,100
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,219,860
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	5.250% 06/15/15	405,000	442,997
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Pre-refunded 08/15/08,
	Insured: MBIA
	5.250% 08/15/11	540,000	552,290
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,878,927
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,077,450
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,198,521
	5.375% 06/15/17	2,280,000	2,439,235
	5.375% 06/15/18	2,490,000	2,663,902
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	2,310,000	2,458,833
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,058,075
	5.375% 06/01/16	2,705,000	2,891,997
	5.375% 06/01/17	2,540,000	2,715,590
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	647,131
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,573,335
OR Tri-County Metropolitan Transportation District
	Series 1999 1,
	Pre-refunded 06/01/09,
	5.400% 06/01/19	4,200,000	4,373,964

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	260,528
	6.000% 12/01/30	4,825,000	5,121,496
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,630,920
OR Washington County
	School District No. 48J, Beaverton:
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	513,460
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,108,020
	5.125% 01/01/17	1,820,000	1,918,298
	5.125% 01/01/18	2,260,000	2,382,063
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	2,988,973
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	514,550
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,742,971
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,462,255
	Refunded/Escrowed Total		100,025,100
	OTHER TOTAL		104,680,281
OTHER REVENUE – 2.0%
Recreation – 2.0%
OR Board of Higher Education
	Lottery Education Project:
	Series 1999 B,
	Insured: FSA
	5.250% 04/01/15	1,315,000	1,358,500

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	Series 2003 A,
	Insured: FSA:
	5.000% 04/01/14	1,830,000	1,979,712
	5.250% 04/01/11	4,000,000	4,137,120
	Recreation Total		7,475,332
	OTHER REVENUE TOTAL		7,475,332
TAX-BACKED – 39.6%
Local Appropriated – 0.3%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,193,302
	Local Appropriated Total		1,193,302
Local General Obligations – 22.8%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,231,197
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	153,750
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	581,842
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,664,640
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	116,697
OR Clackamas County
	School District No. 007J, Lake Oswego,
	Series 2005,
	Insured: FSA
	5.250% 06/01/21	2,000,000	2,252,180
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,879,742
	School District No. 115,
	Series 2006 A,
	Insured: MBIA:
	(a) 06/15/25	2,250,000	962,483

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/15/26	2,610,000	1,059,086
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: FSA
	(a) 06/15/22	4,000,000	3,600,720
	Series 2007,
	Insured: MBIA
	4.125% 06/01/27	2,000,000	1,893,340
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,366,788
	(a) 06/01/14	1,025,000	794,293
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	5,188,550
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: MBIA:
	5.500% 06/15/20	1,000,000	1,149,980
	5.500% 06/15/21	1,410,000	1,624,658
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,134,363
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,142,671
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,097,060
	5.000% 12/15/16	1,000,000	1,097,580
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,946,886
	6.000% 10/15/14	1,310,000	1,510,600
	Series 2006,
	Insured: FSA
	(a) 06/15/25	5,160,000	2,183,196
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,071,330
	5.250% 07/01/13	1,000,000	1,094,970

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	823,730
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	792,850
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	331,190
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,756,003
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,561,728
OR Portland Limited Tax
	Series 2001 B :
	(a) 06/01/12	1,750,000	1,488,952
	(a) 06/01/13	1,500,000	1,225,965
	(a) 06/01/16	3,500,000	2,495,115
	(a) 06/01/18	4,000,000	2,571,800
	(a) 06/01/19	4,000,000	2,432,800
	(a) 06/01/20	4,000,000	2,307,160
	Series 2003 A,
	3.400% 06/01/13	380,000	380,000
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,360,514
OR Tualatin Hills Park & Recreation
District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,117,799
OR Washington & Clackama s Counties
	Deferred Interest,
	Series 1999 A,
	(a) 06/01/10	1,520,000	1,380,008
	School District No. 23J, Tigard :
	Series 2000,
	(a) 06/15/18	2,700,000	1,729,539
	Series 2005,
	Insured: MBIA
	5.000% 06/15/21	6,575,000	7,235,459

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Washington, Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: MBIA
	4.500% 06/15/23	8,125,000	8,263,694
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,195,029
	Series 2006,
	Insured: MBIA
	(a) 06/15/25	4,065,000	1,707,585
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,144,350
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	519,860
	Local General Obligations Total		85,619,732
Special Property Tax – 6.6%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	840,000	841,470
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,136,542
	6.000% 06/01/20	1,580,000	1,608,408
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	500,000	500,830
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,600,395
	5.750% 06/15/18	2,050,000	2,175,850
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,609,305
	5.000% 06/15/18	3,070,000	3,235,227
	5.000% 06/15/20	2,000,000	2,107,640

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,203,211
	5.750% 06/15/19	2,580,000	2,738,386
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	727,970
	5.850% 06/01/19	785,000	793,109
	South Airport Industrial Area A,
	Series 1999,
	5.700% 06/01/19	650,000	653,673
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,013,710
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	719,453
	5.625% 02/15/21	1,100,000	1,124,211
OR Wilsonville Limited Tax Improvement
	Series 1998,
	5.000% 12/01/10	110,000	110,000
	Special Property Tax Total		24,899,390
State Appropriated – 6.3%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	5.000% 05/01/13	4,240,000	4,371,737
	5.000% 05/01/14	1,000,000	1,031,070
	Series 2002 B,
	Insured: MBIA
	5.250% 05/01/10	840,000	878,959
	Series 2002 C,
	Insured: MBIA:
	5.250% 11/01/15	1,000,000	1,071,470
	5.250% 11/01/17	5,000,000	5,334,150
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,571,768
	Series 2007 A,
	Insured: FGIC:
	5.000% 05/01/24	2,630,000	2,767,102
	5.000% 05/01/25	2,780,000	2,916,137
	5.000% 05/01/26	2,800,000	2,930,508

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	750,000	786,277
	State Appropriated Total		23,659,178
State General Obligations – 3.6%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	707,165
	Series 1996 A,
	(a) 08/01/14	490,000	380,960
	Series 2001 A:
	5.250% 08/01/14	255,000	271,042
	5.250% 08/01/16	780,000	827,408
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,786,737
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	1,004,542
OR State
	Series 1980,
	9.200% 10/01/08	385,000	403,276
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,873,956
OR Veterans Welfare
	Series 1980,
	8.000% 07/01/08	580,000	595,428
	Series 2000 80A,
	5.700% 10/01/32	1,415,000	1,426,179
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,026,310
PR Commonwealth of Puerto Rico
	Series 2006 A,
	5.250% 07/01/23	1,000,000	1,029,900
	State General Obligations Total		13,332,903
	TAX-BACKED TOTAL		148,704,505
TRANSPORTATION – 1.4%
Airports – 0.4%
OR Eugene Airport
	Series 2000, AMT,
	5.700% 05/01/08	515,000	518,744
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	5.250% 07/01/12	1,000,000	1,026,900
Airports Total			1,545,644
Ports – 0.7%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	738,630
	5.000% 06/01/25	1,000,000	972,730
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	317,199
	5.750% 08/01/19	425,000	427,359
		Ports Total	2,455,918
Transportation – 0.3%
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,069,370
	Transportation Total		1,069,370
TRANSPORTATION TOTAL			5,070,932
UTILITIES – 9.6%
Independent Power Producers – 1.0%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,802,900
	Wauna Cogeneration Project,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	941,960
	Independent Power Producers Total		3,744,860
Investor Owned – 2.3%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,192,611
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,498,530
	Investor Owned Total		8,691,141
Municipal Electric – 3.4%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,402,071
	7.350% 11/01/11	2,000,000	2,291,960
	7.350% 11/01/12	2,490,000	2,927,941

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	7.350% 11/01/13	2,675,000	3,226,451
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	650,762
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,105,427
	Municipal Electric Total		12,604,612
Oil & Gas – 0.1%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	500,000	512,370
	Oil & Gas Total		512,370
Water & Sewer – 2.8%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	532,037
OR Portland Water Systems Revenue
	Series 2006 B,
	5.000% 10/01/16	5,330,000	5,866,944
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	300,633
	Series 2000:
	6.200% 05/01/15	625,000	648,938
	6.450% 05/01/20	520,000	539,484
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,507,228
	Water & Sewer Total		10,395,264
	UTILITIES TOTAL		35,948,247

	Total Municipal Bonds (cost of $357,469,623)		369,876,066

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.410%)	7,993	7,993

	Total Investment Company (cost of $7,993)		7,993

15

		Par ($)	Value ($)
Short-Term Obligations – 0.2%
VARIABLE RATE DEMAND NOTES (d) – 0.2%
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.630% 12/01/15	700,000	700,000
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.530% 07/01/32	100,000	100,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.510% 09/01/33	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		900,000

	Total Short-Term Obligations (cost of $900,000)		900,000

	Total Investments – 98.7% (cost of $358,377,616)(e)(f)		370,784,059

	Other Assets & Liabilities, Net – 1.3%		4,755,246

	Net Assets – 100.0%		375,539,305

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Zero coupon bond.

16

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At November 30, 2007, the value of these securities amounted to $3,392,853, which represents 0.9% of net assets.

Security	Acquisition Date	Acquisition Cost
OR Health, Housing, Educational & Cultural
Facilities Authority,
Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22
	06/17/98	3,635,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at November 30, 2007.

(e)	Cost for federal income tax purposes is $358,193,544.

(f)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$14,216,719	$(1,626,204)	$12,590,515

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks – 95.7%
CONSUMER DISCRETIONARY – 5.4%
Hotels, Restaurants & Leisure – 5.4%
	Gaylord Entertainment Co. (a)	162,800	6,847,368
	Starwood Hotels & Resorts Worldwide, Inc.	233,462	12,532,240
Hotels, Restaurants & Leisure Total			19,379,608
CONSUMER DISCRETIONARY TOTAL			19,379,608
FINANCIALS – 88.9%
Real Estate Investment Trusts (REITs) – 88.9%
	Alexandria Real Estate Equities, Inc.	200,472	19,692,365
	American Campus Communities, Inc.	242,882	6,280,929
	Apartment Investment & Management Co., Class A	353,252	14,048,832
	AvalonBay Communities, Inc.	72,421	7,201,544
	Boardwalk Real Estate Investment Trust	75,700	3,430,896
	Boston Properties, Inc.	182,300	17,941,966
	Corporate Office Properties Trust	322,268	11,640,320
	DuPont Fabros Technology, Inc.	104,132	1,952,475
	Entertainment Properties Trust	134,300	7,156,847
	Essex Property Trust, Inc.	131,044	13,594,505
	Health Care REIT, Inc.	368,057	16,492,634
	iStar Financial, Inc.	384,679	11,259,554
	Kimco Realty Corp.	661,078	26,105,970
	LaSalle Hotel Properties	224,000	8,332,800
	Lexington Realty Trust	498,000	8,809,620
	Mid-America Apartment Communities, Inc.	327,012	15,791,409
	National Retail Properties, Inc.	338,900	8,299,661
	Plum Creek Timber Co., Inc.	356,280	16,520,704
	Potlatch Corp.	102,400	4,701,184
	ProLogis	530,673	34,716,628
	Public Storage, Inc.	207,805	16,071,639
	Simon Property Group, Inc.	423,943	41,737,188

1

		Shares	Value ($ )
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Sun Communities, Inc.	381,978	9,350,821
Real Estate Investment Trusts (REITs) Total			321,130,491
FINANCIALS TOTAL			321,130,491
HEALTH CARE – 1.4%
Health Care Providers & Services – 1.4%
	Brookdale Senior Living, Inc.	158,000	5,229,800
Health Care Providers & Services Total			5,229,800
HEALTH CARE TOTAL			5,229,800

	Total Common Stocks (cost of $241,920,573)		345,739,899

		Par ($)
Short-Term Obligation – 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 3.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value $13,498,144 (repurchase proceeds $13,326,485)	13,233,000	13,233,000

	Total Short-Term Obligation (cost of $13,233,000)		13,233,000

	Total Investments – 99.4% (cost of $255,153,573)(b)(c)		358,972,899

	Other Assets & Liabilities, Net – 0.6%		2,181,202

	Net Assets – 100.0%		361,154,101

2

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $255,153,573.

(c)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$126,619,601	$(22,800,275)	$103,819,326

3

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks – 95.2%
CONSUMER DISCRETIONARY – 12.7%
Auto Components – 0.3%
	Spartan Motors, Inc.	82,800	826,344
	Auto Components Total		826,344
Distributors – 0.5%
	LKQ Corp. (a)	36,200	1,437,502
	Distributors Total		1,437,502
Diversified Consumer Services – 2.5%
	Capella Education Co. (a)	26,100	1,837,962
	DeVry, Inc.	28,800	1,583,424
	New Oriental Education & Technology Group, ADR(a)	9,300	744,651
	Strayer Education, Inc.	15,400	2,785,244
	Diversified Consumer Services Total		6,951,281
Hotels, Restaurants & Leisure – 3.5%
	Bally Technologies, Inc. (a)	28,700	1,196,790
	Chipotle Mexican Grill, Inc., Class A (a)	9,900	1,318,185
	Ctrip.com International Ltd., ADR	29,540	1,775,649
	Home Inns & Hotels Management, Inc., ADR(a)	29,800	1,197,364
	Life Time Fitness, Inc. (a)	23,100	1,254,792
	Scientific Games Corp., Class A (a)	36,440	1,180,292
	WMS Industries, Inc. (a)	52,200	1,743,480
	Hotels, Restaurants & Leisure Total		9,666,552
Internet & Catalog Retail – 1.5%
	Priceline.com, Inc. (a)	17,800	2,025,640
	Shutterfly, Inc. (a)	73,600	2,096,864
	Internet & Catalog Retail Total		4,122,504
Media – 1.6%
	Dolan Media Co. (a)	71,456	1,893,584
	Knology, Inc. (a)	188,300	2,530,752
	Media Total		4,424,336
Specialty Retail – 1.2%
	Aeropostale, Inc. (a)	40,700	1,039,885
	GameStop Corp., Class A (a)	25,100	1,441,995
	Ulta Salon Cosmetics & Fragrance, Inc.(a)	37,891	975,314
	Specialty Retail Total		3,457,194
Textiles, Apparel & Luxury Goods – 1.6%
	CROCS, Inc. (a)	54,200	2,115,426
	FGX International Holdings Ltd. (a)	72,060	1,091,709

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Warnaco Group, Inc. (a)	31,700	1,169,730
	Textiles, Apparel & Luxury Goods Total		4,376,865
	CONSUMER DISCRETIONARY TOTAL		35,262,578
CONSUMER STAPLES – 0.4%
Beverages – 0.4%
	Central European Distribution Corp. (a)	25,100	1,255,000
	Beverages Total		1,255,000
	CONSUMER STAPLES TOTAL		1,255,000
ENERGY – 8.0%
Energy Equipment & Services – 3.2%
	Atwood Oceanics, Inc. (a)	31,900	2,783,275
	Core Laboratories NV (a)(b)	17,400	2,040,150
	Dril-Quip, Inc. (a)	35,800	2,019,836
	Hercules Offshore, Inc. (a)	36,600	915,366
	Oceaneering International, Inc. (a)	20,200	1,288,962
	Energy Equipment & Services Total		9,047,589
Oil, Gas & Consumable Fuels – 4.8%
	Arena Resources, Inc. (a)	48,800	1,834,392
	Berry Petroleum Co., Class A	61,400	2,539,504
	Concho Resources, Inc. (a)	123,100	2,321,666
	Foundation Coal Holdings, Inc.	33,700	1,531,328
	Parallel Petroleum Corp. (a)	71,969	1,378,206
	PetroHawk Energy Corp. (a)	124,000	2,021,200
	Petroleum Development Corp. (a)	32,800	1,661,976
	Oil, Gas & Consumable Fuels Total		13,288,272
	ENERGY TOTAL		22,335,861
FINANCIALS – 5.9%
Capital Markets – 2.4%
	Affiliated Managers Group, Inc. (a)	19,601	2,435,424
	GFI Group, Inc. (a)	14,200	1,382,796
	Waddell & Reed Financial, Inc., Class A	81,500	2,785,670
	Capital Markets Total		6,603,890
Consumer Finance – 0.4%
	First Cash Financial Services, Inc. (a)	62,800	1,067,600
	Consumer Finance Total		1,067,600

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.4%
	Portfolio Recovery Associates, Inc.	29,400	1,184,232
	Diversified Financial Services Total		1,184,232
Insurance – 1.0%
	National Financial Partners Corp.	23,400	1,062,360
	ProAssurance Corp. (a)	29,377	1,611,035
	Insurance Total		2,673,395
Real Estate Investment Trusts (REITs) – 1.7%
	Alexandria Real Estate Equities, Inc.	15,100	1,483,273
	Digital Realty Trust, Inc.	28,700	1,095,192
	FelCor Lodging Trust, Inc.	63,300	1,108,383
	Redwood Trust, Inc.	38,900	1,187,617
	Real Estate Investment Trusts (REITs) Total		4,874,465
	FINANCIALS TOTAL		16,403,582
HEALTH CARE – 24.1%
Biotechnology – 8.2%
	Alexion Pharmaceuticals, Inc. (a)	29,900	2,174,328
	Alkermes, Inc. (a)	101,700	1,450,242
	Allos Therapeutics, Inc. (a)	292,900	2,023,939
	Applera Corp. - Celera Group (a)	76,300	1,153,656
	Ariad Pharmaceuticals, Inc. (a)	159,600	718,200
	Array Biopharma, Inc. (a)	184,700	2,044,629
	BioMarin Pharmaceuticals, Inc. (a)	89,700	2,466,750
	Onyx Pharmaceuticals, Inc. (a)	59,500	3,245,130
	OSI Pharmaceuticals, Inc. (a)	67,900	3,166,177
	PDL BioPharma, Inc. (a)	61,000	1,080,310
	Savient Pharmaceuticals, Inc. (a)	84,200	1,183,852
	United Therapeutics Corp. (a)	22,100	2,211,768
	Biotechnology Total		22,918,981
Health Care Equipment & Supplies – 7.1%
	Abiomed, Inc. (a)	68,400	878,940
	Align Technology, Inc. (a)	133,600	2,256,504
	Gen-Probe, Inc. (a)	16,700	1,117,063
	Hologic, Inc. (a)	70,937	4,709,507
	Insulet Corp. (a)	34,282	941,384
	Masimo Corp. (a)	48,070	1,776,667
	Micrus Endovascular Corp. (a)	64,100	1,173,671
	Mindray Medical International Ltd., ADR	35,800	1,449,900
	Northstar Neuroscience, Inc. (a)	66,000	609,180
	NuVasive, Inc. (a)	69,100	2,941,587
	Spectranetics Corp. (a)	93,400	1,416,878

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Trans1, Inc. (a)	32,278	629,744
	Health Care Equipment & Supplies Total		19,901,025
Health Care Providers & Services – 3.2%
	HealthExtras, Inc. (a)	54,636	1,451,679
	Healthways, Inc. (a)	14,300	834,691
	Pediatrix Medical Group, Inc. (a)	27,800	1,797,548
	Psychiatric Solutions, Inc. (a)	58,800	2,147,964
	Sierra Health Services, Inc. (a)	33,500	1,398,625
	VCA Antech, Inc. (a)	27,648	1,134,397
	Health Care Providers & Services Total		8,764,904
Health Care Technology – 0.5%
	Omnicell, Inc. (a)	51,400	1,355,418
	Health Care Technology Total		1,355,418
Life Sciences Tools & Services – 3.2%
	ICON PLC, ADR (a)	96,428	5,719,145
	Illumina, Inc. (a)	54,500	3,149,555
	Life Sciences Tools & Services Total		8,868,700
Pharmaceuticals – 1.9%
	Cypress Bioscience, Inc. (a)	92,300	1,126,060
	MGI Pharma, Inc. (a)	73,300	2,536,913
	XenoPort, Inc. (a)	30,800	1,619,772
	Pharmaceuticals Total		5,282,745
	HEALTH CARE TOTAL		67,091,773
INDUSTRIALS – 16.3%
Aerospace & Defense – 1.5%
	BE Aerospace, Inc. (a)	62,027	2,915,269
	Hexcel Corp. (a)	49,700	1,265,859
	Aerospace & Defense Total		4,181,128
Air Freight & Logistics – 0.4%
	HUB Group, Inc., Class A (a)	43,254	1,128,064
	Air Freight & Logistics Total		1,128,064
Commercial Services & Supplies – 4.3%
	Advisory Board Co. (a)	33,700	2,190,837
	Corrections Corp. of America (a)	37,600	1,147,176
	FTI Consulting, Inc. (a)	38,615	2,201,055
	Geo Group, Inc. (a)	43,800	1,115,148
	Huron Consulting Group, Inc. (a)	38,153	2,795,470
	Waste Connections, Inc. (a)	80,250	2,554,358
	Commercial Services & Supplies Total		12,004,044

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 1.0%
	Perini Corp. (a)	26,600	1,414,854
	Quanta Services, Inc. (a)	50,500	1,382,690
	Construction & Engineering Total		2,797,544
Electrical Equipment – 3.2%
	General Cable Corp. (a)	22,300	1,658,674
	Genlyte Group, Inc. (a)	21,000	1,979,250
	JA Solar Holdings Co., Ltd., ADR (a)	25,805	1,531,269
	SunPower Corp., Class A (a)	16,300	2,028,372
	Woodward Governor Co.	24,500	1,679,230
	Electrical Equipment Total		8,876,795
Machinery – 3.8%
	Actuant Corp., Class A	55,400	1,754,518
	Barnes Group, Inc.	67,600	2,092,896
	Bucyrus International, Inc., Class A	23,700	2,078,727
	Kaydon Corp.	27,400	1,386,714
	RBC Bearings, Inc. (a)	54,975	2,021,980
	Twin Disc, Inc.	19,400	1,205,322
	Machinery Total		10,540,157
Marine – 0.7%
	FreeSeas, Inc. (a)	140,790	922,175
	Genco Shipping & Trading Ltd.	17,500	1,107,750
	Marine Total		2,029,925
Road & Rail – 0.9%
	Genesee & Wyoming, Inc., Class A (a)	40,400	1,058,480
	Landstar System, Inc.	35,600	1,416,168
	Road & Rail Total		2,474,648
Trading Companies & Distributors – 0.5%
	UAP Holding Corp.	47,800	1,429,698
	Trading Companies & Distributors Total		1,429,698
	INDUSTRIALS TOTAL		45,462,003
INFORMATION TECHNOLOGY – 19.2%
Communications Equipment – 2.2%
	Aruba Networks, Inc. (a)	52,700	734,638
	F5 Networks, Inc. (a)	25,970	686,128
	NETGEAR, Inc. (a)	79,200	2,684,088
	Polycom, Inc. (a)	35,900	871,293
	ShoreTel, Inc. (a)	81,385	1,263,095
	Communications Equipment Total		6,239,242
Computers & Peripherals – 1.0%
	Emulex Corp. (a)	60,475	1,012,956

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Synaptics, Inc. (a)	31,100	1,727,294
	Computers & Peripherals Total		2,740,250
Electronic Equipment & Instruments – 0.5%
	Daktronics, Inc.	60,400	1,409,132
	Electronic Equipment & Instruments Total		1,409,132
Internet Software & Services – 4.5%
	Ariba, Inc. (a)	125,200	1,486,124
	Constant Contact, Inc. (a)	37,467	713,372
	DealerTrack Holdings, Inc. (a)	32,500	1,382,550
	Equinix, Inc. (a)	44,050	4,586,045
	Omniture, Inc. (a)	73,319	2,082,993
	Vocus, Inc. (a)	71,242	2,236,999
	Internet Software & Services Total		12,488,083
IT Services – 1.1%
	Gartner, Inc. (a)	94,600	1,786,994
	Virtusa Corp. (a)	73,854	1,305,000
	IT Services Total		3,091,994
Semiconductors & Semiconductor Equipment – 4.2%
	Atheros Communications, Inc. (a)	68,459	2,018,856
	ATMI, Inc. (a)	44,300	1,332,987
	Cavium Networks, Inc. (a)	34,800	892,620
	Hittite Microwave Corp. (a)	25,301	1,092,750
	Microsemi Corp. (a)	43,700	999,856
	Monolithic Power Systems, Inc. (a)	67,500	1,287,900
	Silicon Laboratories, Inc. (a)	36,600	1,359,324
	Tessera Technologies, Inc. (a)	39,806	1,537,308
	Verigy Ltd. (a)	43,000	1,089,190
	Semiconductors & Semiconductor Equipment Total		11,610,791
Software – 5.7%
	Activision, Inc. (a)	55,800	1,235,970
	Advent Software, Inc. (a)	16,700	847,692
	ANSYS, Inc. (a)	49,700	1,931,342
	BladeLogic, Inc. (a)	41,500	1,015,090
	Concur Technologies, Inc. (a)	47,743	1,793,227
	FactSet Research Systems, Inc.	25,200	1,579,536
	Magma Design Automation, Inc. (a)	85,485	1,142,079
	Micros Systems, Inc. (a)	14,800	1,067,672
	Nuance Communications, Inc. (a)	103,678	2,092,222

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Taleo Corp., Class A (a)	63,995	1,806,579
	Ultimate Software Group, Inc. (a)	44,700	1,460,349
	Software Total		15,971,758
	INFORMATION TECHNOLOGY TOTAL		53,551,250
MATERIALS – 5.3%
Chemicals – 1.7%
	Albemarle Corp.	28,000	1,235,920
	CF Industries Holdings, Inc.	15,600	1,419,288
	Terra Industries, Inc. (a)	52,600	1,987,228
	Chemicals Total		4,642,436
Containers & Packaging – 0.7%
	Silgan Holdings, Inc.	37,500	2,011,125
	Containers & Packaging Total		2,011,125
Metals & Mining – 2.9%
	Claymont Steel Holdings, Inc. (a)	66,150	1,420,241
	Cleveland-Cliffs, Inc.	25,700	2,318,140
	Lundin Mining Corp. (a)	129,200	1,253,240
	RTI International Metals, Inc. (a)	18,500	1,358,640
	Steel Dynamics, Inc.	37,100	1,866,501
	Metals & Mining Total		8,216,762
	MATERIALS TOTAL		14,870,323
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.4%
	Cogent Communications Group, Inc. (a)	47,400	984,972
	Diversified Telecommunication Services Total		984,972
Wireless Telecommunication Services – 2.9%
	Centennial Communications Corp. (a)	267,899	2,384,301
	Millicom International Cellular SA (a)	13,584	1,620,300
	SBA Communications Corp., Class A (a)	95,707	3,583,270
	Syniverse Holdings, Inc. (a)	34,792	543,451
	Wireless Telecommunication Services Total		8,131,322
	TELECOMMUNICATION SERVICES TOTAL		9,116,294

	Total Common Stocks (cost of $217,822,913)		265,348,664

7

		Par ($)	Value ($)
Short-Term Obligation – 5.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 3.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value of $15,294,825 (repurchase proceeds $14,997,948)	14,994,000	14,994,000

	Total Short-Term Obligation (cost of $14,994,000)		14,994,000

	Total Investments – 100.6% (cost of $232,816,913)(c)(d)		280,342,664

	Other Assets & Liabilities, Net – (0.6)%		(1,623,740)

	Net Assets – 100.0%		278,718,924

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security is pledged as collateral for open written option contracts.

(c)	Cost for federal income tax purposes is $232,816,913.

8

(d)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$56,778,369	$(9,252,618)	$47,525,751

At November 30, 2007, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Core Laboratories NV	$140	174	12/22/07	$49,760	$870
Total written call options (proceeds $49,760)					$870

For the three months ended November 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2007	—	$—
Options written	174	49,760
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at November 30, 2007	174	$49,760

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 8.6%
Auto Components – 0.4%	Nokian Renkaat Oyj	142,700	5,432,015
Auto Components Total			5,432,015
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	79,900	3,605,088
	Home Inns & Hotels Management, Inc., ADR (a)	63,000	2,531,340
	Las Vegas Sands Corp. (a)	18,800	2,131,920
	Royal Caribbean Cruises Ltd.	80,100	3,248,856
	Starwood Hotels & Resorts Worldwide, Inc.	54,900	2,947,032
	Yum! Brands, Inc.	118,300	4,394,845
Hotels, Restaurants & Leisure Total			18,859,081
Household Durables – 0.8%
	Cyrela Brazil Realty SA	310,700	4,804,264
	Gafisa SA, ADR (a)	132,700	4,909,900
Household Durables Total			9,714,164
Media – 2.4%
	Comcast Corp., Class A (a)	502,900	10,163,609
	Grupo Televisa SA, ADR	148,600	3,591,662
	NET Servicos de Comunicacao SA, ADR (a)	502,900	7,422,804
	Time Warner, Inc.	514,088	8,873,159
Media Total			30,051,234
Multiline Retail – 1.1%
	Nordstrom, Inc.	89,300	2,995,122
	Stockmann Oyj Abp, Class B	52,500	2,453,917
	Target Corp.	146,800	8,816,808
Multiline Retail Total			14,265,847
Specialty Retail – 0.8%
	GameStop Corp., Class A (a)	169,300	9,726,285
Specialty Retail Total			9,726,285
Textiles, Apparel & Luxury Goods – 1.6%
	Hanesbrands, Inc. (a)	93,700	2,645,151
	LVMH Moet Hennessy Louis Vuitton SA	38,200	4,635,079
	NIKE, Inc., Class B	167,400	10,989,810

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Under Armour, Inc., Class A (a)	53,100	2,638,008
Textiles, Apparel & Luxury Goods Total			20,908,048
CONSUMER DISCRETIONARY TOTAL			108,956,674
CONSUMER STAPLES – 10.0%
Beverages – 2.2%
	Brown-Forman Corp., Class B	17,900	1,264,456
	Coca-Cola Co.	256,600	15,934,860
	Diageo PLC, ADR	56,700	5,135,886
	Fomento Economico Mexicano SAB de CV, ADR	174,600	5,657,040
Beverages Total			27,992,242
Food & Staples Retailing – 0.8%
	CVS Caremark Corp.	111,300	4,462,017
	Kroger Co.	200,000	5,750,000
Food & Staples Retailing Total			10,212,017
Food Products – 1.5%
	Archer-Daniels-Midland Co.	109,400	3,976,690
	Nestle SA, Registered Shares	17,500	8,390,358
	Unilever NV, N.Y. Registered Shares	165,000	5,844,300
Food Products Total			18,211,348
Household Products – 2.8%
	Colgate-Palmolive Co.	124,900	10,001,992
	Kimberly-Clark Corp.	74,300	5,186,883
	Procter & Gamble Co.	271,000	20,054,000
Household Products Total			35,242,875
Personal Products – 1.1%
	Avon Products, Inc.	185,100	7,598,355
	Bare Escentuals, Inc. (a)	150,200	3,161,710
	Estee Lauder Companies, Inc., Class A	60,700	2,724,216
Personal Products Total			13,484,281
Tobacco – 1.6%
	Altria Group, Inc.	96,800	7,507,808
	Universal Corp.	70,400	3,779,072
	UST, Inc.	162,800	9,426,120
Tobacco Total			20,713,000
CONSUMER STAPLES TOTAL			125,855,763
ENERGY – 12.9%
Energy Equipment & Services – 5.4%
	Acergy SA	74,100	1,572,402

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Cameron International Corp. (a)	104,600	9,751,858
	Core Laboratories NV (a)	47,600	5,581,100
	National-Oilwell Varco, Inc. (a)	91,700	6,249,355
	Noble Corp.	90,600	4,722,978
	Oceaneering International, Inc. (a)	71,000	4,530,510
	Schlumberger Ltd.	112,300	10,494,435
	Transocean, Inc.	68,400	9,390,571
	Weatherford International Ltd. (a)	109,500	6,856,890
	Wellstream Holdings PLC (a)	441,500	9,503,408
Energy Equipment & Services Total			68,653,507
Oil, Gas & Consumable Fuels – 7.5%
	ConocoPhillips	165,800	13,270,632
	Continental Resources, Inc. (a)	318,234	7,580,334
	Devon Energy Corp.	79,000	6,541,990
	Exxon Mobil Corp.	279,100	24,884,556
	Frontier Oil Corp.	54,500	2,408,900
	Hess Corp.	53,800	3,831,636
	Occidental Petroleum Corp.	94,400	6,586,288
	Peabody Energy Corp.	50,200	2,793,128
	Petroleo Brasileiro SA, ADR	48,600	4,680,180
	Petroplus Holdings AG (a)	50,501	4,124,624
	SandRidge Energy, Inc. (a)	80,878	2,567,876
	Southwestern Energy Co. (a)	125,800	6,261,066
	Valero Energy Corp.	50,000	3,253,500
	XTO Energy, Inc.	89,400	5,526,708
Oil, Gas & Consumable Fuels Total			94,311,418
ENERGY TOTAL			162,964,925
FINANCIALS – 15.2%
Capital Markets – 3.8%
	Aberdeen Asset Management PLC	1,996,200	6,874,179
	Goldman Sachs Group, Inc.	61,200	13,870,368
	Lazard Ltd., Class A	143,500	6,982,710
	Lehman Brothers Holdings, Inc.	153,100	9,588,653
	State Street Corp.	130,800	10,449,612
Capital Markets Total			47,765,522
Commercial Banks – 0.8%
	National Bank of Greece SA, ADR	400,100	5,381,345
	Raiffeisen International Bank Holding AG	25,500	4,146,478
Commercial Banks Total			9,527,823

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 3.5%
	Bovespa Holding SA (a)	283,000	5,351,537
	Citigroup, Inc.	457,200	15,224,760
	CME Group, Inc.	10,400	6,849,440
	JPMorgan Chase & Co.	360,800	16,459,696
Diversified Financial Services Total			43,885,433
Insurance – 5.0%
	ACE Ltd.	129,000	7,718,070
	Ambac Financial Group, Inc.	103,400	2,815,582
	American International Group, Inc.	37,591	2,185,165
	Aon Corp.	154,000	7,695,380
	Assurant, Inc.	94,800	6,202,764
	Castlepoint Holdings Ltd.	255,891	3,009,278
	Lincoln National Corp.	129,900	7,997,943
	National Financial Partners Corp.	180,200	8,181,080
	Prudential Financial, Inc.	131,400	12,369,996
	Unum Group	210,800	5,236,272
Insurance Total			63,411,530
Real Estate Investment Trusts (REITs) – 1.6%
	Alexandria Real Estate Equities, Inc.	32,200	3,163,006
	CapitalSource, Inc.	278,500	4,667,660
	Digital Realty Trust, Inc.	247,800	9,456,048
	DuPont Fabros Technology, Inc.	140,022	2,625,412
Real Estate Investment Trusts (REITs) Total			19,912,126
Real Estate Management & Development – 0.0%
	Cyrela Commercial Properties SA Empreendimentos e Participacoes (a)	77,020	567,973
Real Estate Management & Development Total			567,973
Thrifts & Mortgage Finance – 0.5%
	Freddie Mac	193,500	6,786,045
Thrifts & Mortgage Finance Total			6,786,045
FINANCIALS TOTAL			191,856,452
HEALTH CARE – 13.1%
Biotechnology – 2.0%
	Applera Corp. - Celera Group (a)	151,400	2,289,168
	BioMarin Pharmaceuticals, Inc. (a)	66,700	1,834,250
	Celgene Corp. (a)	85,107	5,238,336
	Genentech, Inc. (a)	53,200	4,056,500
	Gilead Sciences, Inc. (a)	150,800	7,018,232

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Onyx Pharmaceuticals, Inc. (a)	97,900	5,339,466
Biotechnology Total			25,775,952
Health Care Equipment & Supplies – 2.4%
	Align Technology, Inc. (a)	187,900	3,173,631
	Baxter International, Inc.	149,700	8,962,539
	Hologic, Inc. (a)	45,600	3,027,384
	Masimo Corp. (a)	161,230	5,959,061
	Mindray Medical International Ltd., ADR	127,415	5,160,307
	Northstar Neuroscience, Inc. (a)	65,168	601,501
	Sirona Dental Systems, Inc. (a)	51,500	1,393,590
	Trans1, Inc. (a)	92,996	1,814,352
Health Care Equipment & Supplies Total			30,092,365
Health Care Providers & Services – 2.8%
	Express Scripts, Inc. (a)	131,700	8,922,675
	Laboratory Corp. of America Holdings (a)	68,400	4,970,628
	McKesson Corp.	72,100	4,811,233
	Medco Health Solutions, Inc. (a)	92,500	9,249,075
	PSS World Medical, Inc. (a)	198,700	3,811,066
	VCA Antech, Inc. (a)	95,800	3,930,674
Health Care Providers & Services Total			35,695,351
Life Sciences Tools & Services – 2.6%
	Covance, Inc. (a)	58,600	5,117,538
	Illumina, Inc. (a)	85,483	4,940,062
	Pharmaceutical Product Development, Inc.	132,200	5,597,348
	Qiagen N.V. (a)	235,500	4,961,985
	Thermo Fisher Scientific, Inc. (a)	85,700	4,939,748
	Waters Corp. (a)	84,600	6,602,184
Life Sciences Tools & Services Total			32,158,865
Pharmaceuticals – 3.3%
	Abbott Laboratories	177,900	10,231,029
	Allergan, Inc.	40,600	2,721,824
	Johnson & Johnson	83,070	5,627,162
	Merck & Co., Inc.	251,400	14,923,104
	Schering-Plough Corp.	157,900	4,942,270

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Shire PLC, ADR	53,200	3,774,540
Pharmaceuticals Total			42,219,929
HEALTH CARE TOTAL			165,942,462
INDUSTRIALS – 11.1%
Aerospace & Defense – 3.5%
	AerCap Holdings NV (a)	168,800	3,887,464
	Boeing Co.	54,900	5,080,446
	General Dynamics Corp.	69,400	6,161,332
	Goodrich Corp.	121,900	8,690,251
	Honeywell International, Inc.	64,500	3,651,990
	Rockwell Collins, Inc.	52,200	3,764,664
	Spirit Aerosystems Holdings, Inc., Class A (a)	130,800	4,571,460
	United Technologies Corp.	105,300	7,873,281
Aerospace & Defense Total			43,680,888
Air Freight & Logistics – 0.5%
	United Parcel Service, Inc., Class B	86,500	6,373,320
Air Freight & Logistics Total			6,373,320
Airlines – 0.2%
	Northwest Airlines Corp. (a)	109,600	1,992,528
Airlines Total			1,992,528
Building Products – 0.2%
	Assa Abloy AB, Class B	118,900	2,474,777
Building Products Total			2,474,777
Commercial Services & Supplies – 1.1%
	Dun & Bradstreet Corp.	46,700	4,167,041
	Republic Services, Inc.	149,700	4,965,549
	Waste Management, Inc.	144,900	4,972,968
Commercial Services & Supplies Total			14,105,558
Electrical Equipment – 0.6%
	Suntech Power Holdings Co., Ltd., ADR (a)	98,200	7,774,494
Electrical Equipment Total			7,774,494
Industrial Conglomerates – 2.7%
	3M Co.	85,300	7,102,078
	General Electric Co.	456,000	17,460,240
	McDermott International, Inc. (a)	193,400	10,114,820
Industrial Conglomerates Total			34,677,138

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.3%
	Illinois Tool Works, Inc.	76,100	4,223,550
	Joy Global, Inc.	118,200	6,855,600
	Paccar, Inc.	114,350	5,787,253
Machinery Total			16,866,403
Marine – 0.5%
	Genco Shipping & Trading Ltd.	50,600	3,202,980
	Ultrapetrol Bahamas Ltd. (a)	143,200	2,487,384
Marine Total			5,690,364
Road & Rail – 0.5%
	Landstar System, Inc.	73,400	2,919,852
	Union Pacific Corp.	27,100	3,418,394
Road & Rail Total			6,338,246
INDUSTRIALS TOTAL			139,973,716
INFORMATION TECHNOLOGY – 16.5%
Communications Equipment – 3.2%
	Cisco Systems, Inc. (a)	668,900	18,742,578
	Corning, Inc.	302,700	7,352,583
	Nokia Oyj, ADR	267,600	10,524,708
	Research In Motion Ltd. (a)	34,700	3,949,554
Communications Equipment Total			40,569,423
Computers & Peripherals – 4.4%
	3PAR, Inc. (a)	145,282	2,057,193
	Apple, Inc. (a)	72,100	13,138,062
	EMC Corp. (a)	313,400	6,039,218
	Hewlett-Packard Co.	393,600	20,136,576
	International Business Machines Corp.	137,462	14,458,253
Computers & Peripherals Total			55,829,302
Electronic Equipment & Instruments – 0.2%
	Trimble Navigation Ltd. (a)	78,100	2,895,167
Electronic Equipment & Instruments Total			2,895,167
Internet Software & Services – 2.1%
	eBay, Inc. (a)	95,600	3,205,468
	Equinix, Inc. (a)	34,400	3,581,384
	Google, Inc., Class A (a)	27,700	19,196,100
Internet Software & Services Total			25,982,952
IT Services – 0.6%
	Cognizant Technology Solutions Corp., Class A (a)	77,200	2,400,920
	Redecard SA	287,600	5,236,383
IT Services Total			7,637,303

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.5%
	ASML Holding N.V., N.Y. Registered Shares (a)	61,422	2,134,415
	Intel Corp.	146,200	3,812,896
	Intersil Corp., Class A	117,100	2,920,474
	MEMC Electronic Materials, Inc. (a)	35,729	2,771,856
	NVIDIA Corp. (a)	92,900	2,930,066
	RF Micro Devices, Inc. (a)	414,200	2,394,076
	Semtech Corp. (a)	134,800	2,057,048
	Texas Instruments, Inc.	278,200	8,782,774
	Trina Solar Ltd., ADR (a)	68,300	2,926,655
Semiconductors & Semiconductor Equipment Total			30,730,260
Software – 3.5%
	ANSYS, Inc. (a)	88,400	3,435,224
	Electronic Arts, Inc. (a)	66,100	3,714,159
	McAfee, Inc. (a)	110,200	4,292,290
	Microsoft Corp.	402,600	13,527,360
	Nintendo Co., Ltd.	10,000	6,074,787
	Oracle Corp. (a)	457,600	9,234,368
	UBISOFT Entertainment (a)	23,500	2,045,915
	VMware, Inc., Class A (a)	20,800	1,900,496
Software Total			44,224,599
INFORMATION TECHNOLOGY TOTAL			207,869,006
MATERIALS – 3.8%
Chemicals – 1.6%
	Celanese Corp., Series A	102,000	4,047,360
	Monsanto Co.	131,100	13,027,407
	Syngenta AG, ADR	74,700	3,701,385
Chemicals Total			20,776,152
Metals & Mining – 1.8%
	Allegheny Technologies, Inc.	40,800	3,988,200
	ArcelorMittal, N.Y. Registered Shares	87,600	6,466,632
	Companhia Vale do Rio Doce, ADR	139,400	4,820,452
	Freeport-McMoRan Copper & Gold, Inc.	56,700	5,609,331
	Newmont Mining Corp.	26,200	1,301,878
Metals & Mining Total			22,186,493

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.4%
	Weyerhaeuser Co.	72,500	5,305,550
Paper & Forest Products Total			5,305,550
MATERIALS TOTAL			48,268,195
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.0%
	AT&T, Inc.	450,918	17,229,577
	Tele2 AB, Class B	108,800	2,485,903
	Telekomunikasi Indonesia, ADR	129,700	5,619,901
Diversified Telecommunication Services Total			25,335,381
Wireless Telecommunication Services – 1.4%
	American Tower Corp., Class A (a)	68,500	3,119,490
	China Mobile Ltd., ADR	26,700	2,447,322
	Millicom International Cellular SA (a)	44,700	5,331,816
	NII Holdings, Inc. (a)	79,800	4,401,768
	Philippine Long Distance Telephone Co., ADR	38,000	2,759,940
Wireless Telecommunication Services Total			18,060,336
TELECOMMUNICATION SERVICES TOTAL			43,395,717
UTILITIES – 4.6%
Electric Utilities – 3.4%
	Entergy Corp.	92,700	11,081,358
	Exelon Corp.	151,100	12,249,677
	FPL Group, Inc.	151,400	10,561,664
	PPL Corp.	187,500	9,555,000
Electric Utilities Total			43,447,699
Multi-Utilities – 1.2%
	PG&E Corp.	94,000	4,349,380
	Public Service Enterprise Group, Inc.	113,000	10,818,620
Multi-Utilities Total			15,168,000
UTILITIES TOTAL			58,615,699

	Total Common Stocks (cost of $998,827,820)		1,253,698,609

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07, at 3.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value $13,318,988 (repurchase proceeds $13,060,438)	13,057,000	13,057,000

	Total Short-Term Obligation (cost of $13,057,000)		13,057,000

9

Total Investments – 100.2% (cost of $1,011,884,820)(b)(c)	1,266,755,609

Other Assets & Liabilities, Net – (0.2)%	(2,286,423)

Net Assets – 100.0%	1,264,469,186

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,011,884,820.

(c)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$292,066,622	$(37,195,833)	$254,870,789

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 4.2%
Hotels, Restaurants & Leisure – 0.5%
	Ctrip.com International Ltd., ADR	40,152	2,413,537
Hotels, Restaurants & Leisure Total			2,413,537
Internet & Catalog Retail – 2.5%
	Amazon.com, Inc. (a)	40,710	3,686,697
	Priceline.com, Inc. (a)	30,530	3,474,314
	Shutterfly, Inc. (a)	134,120	3,821,079
Internet & Catalog Retail Total			10,982,090
Media – 1.2%
	Knology, Inc. (a)	144,281	1,939,137
	NET Servicos de Comunicacao SA, ADR	230,620	3,403,951
Media Total			5,343,088
CONSUMER DISCRETIONARY TOTAL			18,738,715
ENERGY – 0.5%
Energy Equipment & Services – 0.5%
	Core Laboratories NV (a)	17,710	2,076,497
Energy Equipment & Services Total			2,076,497
ENERGY TOTAL			2,076,497
FINANCIALS – 0.5%
Diversified Financial Services – 0.5%
	CME Group, Inc.	3,340	2,199,724
Diversified Financial Services Total			2,199,724
FINANCIALS TOTAL			2,199,724
HEALTH CARE – 7.8%
Biotechnology – 0.8%
	OSI Pharmaceuticals, Inc. (a)	29,260	1,364,394
	United Therapeutics Corp. (a)	20,940	2,095,675
Biotechnology Total			3,460,069
Health Care Equipment & Supplies – 3.4%
	Beckman Coulter, Inc.	17,720	1,253,336
	Hologic, Inc. (a)	50,520	3,354,023
	Intuitive Surgical, Inc. (a)	22,720	7,444,889
	Masimo Corp. (a)	31,000	1,145,760
	Mindray Medical International Ltd., ADR	31,560	1,278,180
	Trans1, Inc. (a)	22,222	433,551
Health Care Equipment & Supplies Total			14,909,739

1

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 0.3%
	Quest Diagnostics, Inc.	27,400	1,508,644
Health Care Providers & Services Total			1,508,644
Health Care Technology – 1.2%
	Cerner Corp. (a)	48,080	2,872,780
	Omnicell, Inc. (a)	83,700	2,207,169
Health Care Technology Total			5,079,949
Life Sciences Tools & Services – 2.1%
	Illumina, Inc. (a)	136,200	7,870,998
	Pharmaceutical Product Development, Inc.	36,140	1,530,168
Life Sciences Tools & Services Total			9,401,166
HEALTH CARE TOTAL			34,359,567
INDUSTRIALS – 5.8%
Aerospace & Defense – 1.5%
	L-3 Communications Holdings, Inc.	39,060	4,321,989
	Lockheed Martin Corp.	19,400	2,146,998
Aerospace & Defense Total			6,468,987
Commercial Services & Supplies – 1.2%
	FTI Consulting, Inc. (a)	44,153	2,516,721
	Huron Consulting Group, Inc. (a)	34,740	2,545,400
Commercial Services & Supplies Total			5,062,121
Electrical Equipment – 2.1%
	ABB Ltd., ADR	75,890	2,229,648
	First Solar, Inc. (a)	30,320	7,190,388
Electrical Equipment Total			9,420,036
Industrial Conglomerates – 1.0%
	McDermott International, Inc. (a)	85,380	4,465,374
Industrial Conglomerates Total			4,465,374
INDUSTRIALS TOTAL			25,416,518
INFORMATION TECHNOLOGY – 71.2%
Communications Equipment – 16.1%
	Aruba Networks, Inc. (a)	97,230	1,355,386
	Harris Corp.	116,720	7,326,514
	Juniper Networks, Inc. (a)	146,060	4,340,903
	NETGEAR, Inc. (a)	102,940	3,488,637
	Nokia Oyj, ADR	940,680	36,996,944
	QUALCOMM, Inc.	84,120	3,430,414
	Research In Motion Ltd. (a)	96,140	10,942,655
	ShoreTel, Inc. (a)	112,060	1,739,171

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Starent Networks Corp. (a)	57,304	1,197,654
Communications Equipment Total			70,818,278
Computers & Peripherals – 12.1%
	Apple, Inc. (a)	169,960	30,970,111
	EMC Corp. (a)	479,860	9,246,902
	Emulex Corp. (a)	186,108	3,117,309
	Hewlett-Packard Co.	119,120	6,094,179
	SanDisk Corp. (a)	42,350	1,585,584
	Synaptics, Inc. (a)	43,840	2,434,874
Computers & Peripherals Total			53,448,959
Electronic Equipment & Instruments – 1.8%
	AU Optronics Corp., ADR	243,664	4,773,378
	Mellanox Technologies Ltd. (a)	168,574	2,990,503
Electronic Equipment & Instruments Total			7,763,881
Internet Software & Services – 15.0%
	Constant Contact, Inc. (a)	43,626	830,639
	DealerTrack Holdings, Inc. (a)	91,160	3,877,946
	eBay, Inc. (a)	51,320	1,720,760
	Equinix, Inc. (a)	140,955	14,674,825
	Google, Inc., Class A (a)	44,430	30,789,990
	Omniture, Inc. (a)	133,401	3,789,923
	VeriSign, Inc. (a)	168,450	6,889,605
	Vocus, Inc. (a)	114,621	3,599,099
Internet Software & Services Total			66,172,787
IT Services – 1.4%
	DST Systems, Inc. (a)	43,330	3,672,217
	Gartner, Inc. (a)	82,700	1,562,203
	Virtusa Corp. (a)	61,013	1,078,100
IT Services Total			6,312,520
Semiconductors & Semiconductor Equipment – 5.6%
	ASML Holding N.V., N.Y. Registered Shares (a)	188,334	6,544,606
	Atheros Communications, Inc. (a)	116,228	3,427,564
	ATMI, Inc. (a)	72,480	2,180,923
	Broadcom Corp., Class A (a)	122,930	3,287,148
	Cavium Networks, Inc. (a)	79,850	2,048,153
	Hittite Microwave Corp. (a)	22,730	981,709
	MEMC Electronic Materials, Inc. (a)	25,212	1,955,947
	Microchip Technology, Inc.	76,680	2,207,617

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Silicon Laboratories, Inc. (a)	57,790	2,146,321
Semiconductors & Semiconductor Equipment Total			24,779,988
Software – 19.2%
	Activision, Inc. (a)	65,620	1,453,483
	Adobe Systems, Inc. (a)	136,350	5,745,789
	Amdocs Ltd. (a)	63,430	2,098,899
	ANSYS, Inc. (a)	66,500	2,584,190
	Autodesk, Inc. (a)	93,920	4,422,693
	BEA Systems, Inc. (a)	136,190	2,155,888
	BladeLogic, Inc. (a)	65,490	1,601,885
	Check Point Software Technologies Ltd. (a)	77,340	1,764,899
	Citrix Systems, Inc. (a)	152,997	5,657,829
	Concur Technologies, Inc. (a)	98,791	3,710,590
	Electronic Arts, Inc. (a)	66,340	3,727,645
	Magma Design Automation, Inc. (a)	77,660	1,037,538
	McAfee, Inc. (a)	150,530	5,863,143
	Microsoft Corp.	156,390	5,254,704
	NAVTEQ Corp. (a)	37,970	2,843,573
	Nintendo Co., Ltd.	25,690	15,606,129
	Nuance Communications, Inc. (a)	147,474	2,976,025
	Oracle Corp. (a)	332,810	6,716,106
	Salesforce.com, Inc. (a)	55,350	3,140,005
	Taleo Corp., Class A (a)	94,585	2,670,134
	VMware, Inc., Class A (a)	37,446	3,421,441
Software Total			84,452,588
INFORMATION TECHNOLOGY TOTAL			313,749,001
TELECOMMUNICATION SERVICES – 8.2%
Diversified Telecommunication Services – 0.4%
	Cogent Communications Group, Inc. (a)	72,650	1,509,667
Diversified Telecommunication Services Total			1,509,667
Wireless Telecommunication Services – 7.8%
	America Movil SAB de CV, ADR, Series L	26,190	1,614,875
	American Tower Corp., Class A (a)	190,293	8,665,943
	Centennial Communications Corp. (a)	186,260	1,657,714
	Crown Castle International Corp. (a)	140,010	5,873,420
	Millicom International Cellular SA (a)	39,640	4,728,259

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	NII Holdings, Inc. (a)	59,260	3,268,782
	SBA Communications Corp., Class A (a)	175,400	6,566,976
	Syniverse Holdings, Inc. (a)	132,489	2,069,478
Wireless Telecommunication Services Total			34,445,447
TELECOMMUNICATION SERVICES TOTAL			35,955,114

	Total Common Stocks
	(cost of $372,952,682)		432,495,136
Short-Term Obligation – 8.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07, at 3.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/15, market value $36,302,175 (repurchase proceeds $35,596,371)	35,587,000	35,587,000
	Total Short-Term Obligation
	(cost of $35,587,000)		35,587,000

5

Total Investments – 106.3%
(cost of $408,539,682)(b)(c)	468,082,136

Other Assets & Liabilities, Net – (6.3)%	(27,728,991)

Net Assets – 100.0%	440,353,145

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.   If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $408,539,682.

(c)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$70,066,313	$(10,523,859)	$59,542,454

Acronym	Name

ADR	American Depositary Receipt

6

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 23, 2008